ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Unaudited		March 31, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 95.4%
CONSUMER DISCRETIONARY 13.9%
Automobiles 0.2%
Ford Motor	619,400	4,887
		4,887
Distributors 0.5%
Genuine Parts	223,250	10,939
		10,939
Diversified Consumer Services 0.7%
H&R Block	678,000	14,265
		14,265
Household Durables 2.7%
D. R. Horton	360,900	7,940
Fortune Brands	169,100	13,328
Newell Rubbermaid	615,500	19,136
Sony (JPY)	268,300	13,610
		54,014
Leisure Equipment & Products 1.6%
Eastman Kodak	546,100	12,320
Mattel	733,400	20,220
		32,540
Media 6.5%
CBS, Class B	468,700	14,338
Disney	532,900	18,348
Dow Jones	377,500	13,012
Gannett	170,300	9,586
New York Times, Class A	720,100	16,930
Time Warner	1,231,100	24,277
Tribune	755,400	24,256
Viacom, Class B (1)	313,500	12,888
		133,635
Specialty Retail 1.7%
Bed Bath & Beyond (1)	275,400	11,063
Home Depot	475,700	17,477
RadioShack	219,300	5,928
		34,468
Total Consumer Discretionary		284,748
CONSUMER STAPLES 9.2%
Beverages 2.1%
Anheuser-Busch	440,400	22,222
Coca-Cola	454,700	21,826
		44,048
Food & Staples Retailing 1.2%
Sysco	154,500	5,227
Wal-Mart	417,500	19,601
		24,828
Food Products 2.7%
Archer-Daniels-Midland	149,200	5,476
Campbell Soup	265,300	10,333
General Mills	292,400	17,023
Hershey Foods	63,600	3,476
Kraft Foods, Class A	214,900	6,804
McCormick	206,900	7,970
Sara Lee	250,400	4,237
		55,319
Household Products 1.9%
Colgate-Palmolive	376,000	25,113
Kimberly-Clark	191,100	13,089
		38,202
Personal Products 0.8%
Avon	446,800	16,648
		16,648
Tobacco 0.5%
UST	163,200	9,462
		9,462
Total Consumer Staples		188,507
ENERGY 10.3%
Energy Equipment & Services 1.2%
BJ Services	335,000	9,347
Schlumberger	200,900	13,882
		23,229
Oil, Gas & Consumable Fuels 9.1%
Anadarko Petroleum	300,500	12,915
BP, ADR	221,596	14,348
Chevron	531,552	39,314
ExxonMobil	513,222	38,723
Hess	405,300	22,482
Murphy Oil	282,400	15,080
Royal Dutch Shell, ADR, Class A	420,600	27,886
Spectra Energy	295,850	7,772
Statoil ASA (NOK)	296,700	8,078
		186,598
Total Energy		209,827
FINANCIALS 16.9%
Capital Markets 3.5%
Charles Schwab	1,031,000	18,857
Mellon Financial	525,400	22,666
Morgan Stanley	183,100	14,421
State Street	244,200	15,812
		71,756
Commercial Banks 3.3%
Fifth Third Bancorp	513,800	19,879
National City	295,300	11,000
SunTrust	186,400	15,479
U.S. Bancorp	404,700	14,152
Wells Fargo	203,320	7,000
		67,510
Diversified Financial Services 3.5%
Citigroup	445,464	22,870
JPMorgan Chase	1,012,241	48,972
		71,842
Insurance 5.8%
American International Group	355,100	23,870
Chubb	158,400	8,185
Lincoln National	268,847	18,225
Marsh & McLennan	984,900	28,848
Progressive Corporation	445,700	9,725
The Travelers Companies	326,546	16,905
Unum Group	546,200	12,579
		118,337
Thrifts & Mortgage Finance 0.8%
Countrywide Financial	191,500	6,442
Fannie Mae	157,200	8,580
		15,022
Total Financials		344,467
HEALTH CARE 9.4%
Biotechnology 1.2%
Amgen (1)	255,400	14,271
MedImmune (1)	269,300	9,800
		24,071
Health Care Equipment & Supplies 1.0%
Baxter International	245,100	12,910
Boston Scientific (1)	510,000	7,415
		20,325
Pharmaceuticals 7.2%
Abbott Laboratories	271,000	15,122
Bristol Myers Squibb	563,700	15,648
Eli Lilly	485,000	26,050
Johnson & Johnson	311,100	18,747
Merck	672,700	29,713
Pfizer	909,000	22,961
Wyeth	403,100	20,167
		148,408

Total Health Care		192,804
INDUSTRIALS & BUSINESS SERVICES 13.3%
Aerospace & Defense 1.8%
Honeywell International	444,800	20,487
Raytheon	286,800	15,046
		35,533
Air Freight & Logistics 0.3%
UPS, Class B	84,300	5,909
		5,909
Building Products 0.7%
Masco	526,500	14,426
		14,426
Commercial Services & Supplies 1.3%
Avery Dennison	246,000	15,808
Waste Management	335,472	11,544
		27,352
Electrical Equipment 0.5%
Cooper Industries, Class A	203,534	9,157
		9,157
Industrial Conglomerates 5.0%
3M	359,500	27,477
GE	1,690,900	59,790
Tyco International	490,400	15,472
		102,739
Machinery 2.2%
Eaton	100,400	8,390
Illinois Tool Works	272,200	14,046
Ingersoll-Rand, Class A	216,400	9,385
Pall	339,800	12,912
		44,733
Road & Rail 1.5%
Norfolk Southern	168,500	8,526
Union Pacific	223,900	22,737
		31,263
Total Industrials & Business Services		271,112
INFORMATION TECHNOLOGY 6.5%
Communications Equipment 1.3%
Motorola	593,900	10,494
Nokia, ADR (1)	719,800	16,498
		26,992
Computers & Peripherals 1.7%
Dell (1)	699,800	16,242
IBM	199,900	18,843
		35,085
IT Services 0.4%
Computer Sciences (1)	147,100	7,668
		7,668
Semiconductor & Semiconductor Equipment 1.5%
Analog Devices	443,400	15,293
Applied Materials	385,800	7,068
Intel	427,600	8,180
		30,541
Software 1.6%
Microsoft	1,172,500	32,678
		32,678
Total Information Technology		132,964
MATERIALS 5.3%
Chemicals 2.0%
Chemtura	389,877	4,261
DuPont	417,800	20,652
International Flavors & Fragrances	339,300	16,022
		40,935
Construction Materials 0.8%
Vulcan Materials	137,700	16,039
		16,039
Metals & Mining 0.5%
Alcoa	343,800	11,655
		11,655
Paper & Forest Products 2.0%
International Paper	845,953	30,793
MeadWestvaco	314,600	9,702
		40,495
Total Materials		109,124
TELECOMMUNICATION SERVICES 5.5%
Diversified Telecommunication Services 4.0%
AT&T	1,002,636	39,534
Qwest Communications International (1)	2,061,600	18,534
Verizon Communications	488,342	18,518
Windstream	276,988	4,069
		80,655
Wireless Telecommunication Services 1.5%
Alltel	267,900	16,610
Sprint Nextel	746,500	14,153
		30,763
Total Telecommunication Services		111,418
UTILITIES 5.1%
Electric Utilities 3.3%
Duke Energy	591,700	12,006
Entergy	202,600	21,257
FirstEnergy	189,820	12,574
Pinnacle West Capital	151,800	7,324
Progress Energy	281,900	14,219
		67,380
Multi-Utilities 1.8%
NiSource	766,400	18,731
Teco Energy	239,100	4,115
XCEL Energy	523,600	12,927
		35,773
Total Utilities		103,153
Total Common Stocks (Cost $1,587,906)		1,948,124
CONVERTIBLE BONDS 0.1%
Ford Motor Company, 4.25%, 12/15/36	2,521,000	2,806
Total Convertible Bonds (Cost $2,521)		2,806
SHORT-TERM INVESTMENTS 4.4%
Money Market Funds 4.4%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	90,185,058	90,185
Total Short-Term Investments (Cost $90,185)		90,185
Total Investments in Securities
99.9% of Net Assets (Cost $1,680,612)		$2,041,115

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
JPY	Japanese Yen
NOK	Norwegian Krone

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Portfolio
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $1,680,612,000. Net unrealized gain aggregated $360,507,000 at period-end, of which $398,287,000 related to appreciated investments and $37,780,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,362,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $90,185,000 and $113,452,000, respectively.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 14.1%
Automobiles 0.2%
Harley-Davidson	3,600	212
		212
Hotels, Restaurants & Leisure 1.4%
Chipotle Mexican Grill, Class B (1)	12,000	689
International Game Technology	13,800	557
		1,246
Household Durables 1.7%
Harman International	16,500	1,585
		1,585
Internet & Catalog Retail 0.5%
Liberty Media Interactive, Class A (1)	19,950	475
		475
Media 4.3%
EchoStar Communications, Class A (1)	11,500	500
Regal Entertainment Group, Class A	70,600	1,403
Scripps, Class A	19,400	867
Viacom, Class B (1)	12,100	497
XM Satellite Radio Holdings, Class A (1)	46,900	606
		3,873
Multiline Retail 0.6%
Kohl's (1)	7,400	567
		567
Specialty Retail 5.4%
Advance Auto Parts	31,200	1,203
Bed Bath & Beyond (1)	24,500	984
Home Depot	27,200	999
PETsMART	39,000	1,285
TJX	17,200	464
		4,935
Total Consumer Discretionary		12,893
CONSUMER STAPLES 3.6%
Food & Staples Retailing 3.6%
CVS/Caremark	17,185	586
Sysco	34,850	1,179
Wal-Mart	18,700	878
Whole Foods Market	14,800	664
Total Consumer Staples		3,307
ENERGY 5.8%
Energy Equipment & Services 3.2%
Cameron International (1)	14,300	898
Smith International	41,500	1,994
		2,892
Oil, Gas & Consumable Fuels 2.6%
EOG Resources	22,200	1,584
Murphy Oil	14,900	795
		2,379
Total Energy		5,271
FINANCIALS 5.9%
Capital Markets 3.1%
Fortress Investment Group, Class A	700	20
Franklin Resources	8,000	967
Legg Mason	7,050	664
Morgan Stanley	15,300	1,205
		2,856
Insurance 2.1%
Genworth Financial, Class A	16,600	580
Hartford Financial Services	7,600	727
Willis Group Holdings	16,400	649
		1,956
Thrifts & Mortgage Finance 0.7%
Countrywide Financial	17,700	595
		595

Total Financials		5,407
HEALTH CARE 16.0%
Biotechnology 4.7%
Amgen (1)	21,400	1,196
Cephalon (1)	5,150	367
Genentech (1)	14,100	1,158
Gilead Sciences (1)	15,500	1,186
Martek Biosciences (1)	9,100	187
Vertex Pharmaceuticals (1)	6,700	188
		4,282
Health Care Equipment & Supplies 4.4%
Dentsply International	22,800	747
Intuitive Surgical (1)	5,100	620
ResMed (1)	10,700	539
St. Jude Medical (1)	36,900	1,388
Stryker	11,400	756
		4,050
Health Care Providers & Services 4.0%
Aetna	33,900	1,484
Express Scripts (1)	5,000	404
Laboratory Corporation of America (1)	17,000	1,235
UnitedHealth Group	10,600	561
		3,684
Life Sciences Tools & Services 0.3%
Covance (1)	4,000	237
		237
Pharmaceuticals 2.6%
Elan, ADR (1)	42,700	568
Eli Lilly	22,100	1,187
Sepracor (1)	13,000	606
		2,361
Total Health Care		14,614
INDUSTRIALS & BUSINESS SERVICES 17.4%
Aerospace & Defense 1.7%
General Dynamics	11,940	912
United Technologies	9,200	598
		1,510
Air Freight & Logistics 2.7%
Expeditors International of Washington	31,200	1,289
UPS, Class B	11,400	799
UTi Worldwide	17,100	421
		2,509
Airlines 1.4%
Southwest Airlines	85,500	1,257
		1,257
Commercial Services & Supplies 2.6%
ChoicePoint (1)	23,400	876
Corporate Executive Board	16,500	1,253
Stericycle (1)	3,400	277
		2,406
Construction & Engineering 0.7%
Foster Wheeler (1)	11,400	666
		666
Electrical Equipment 0.8%
AMETEK	22,550	779
		779
Industrial Conglomerates 3.8%
GE	46,800	1,655
Roper Industries	22,700	1,245
Tyco International	18,700	590
		3,490
Machinery 2.0%
Deere	3,200	348
ESCO Technologies (1)	5,400	242
ITT	7,900	476
Joy Global	17,100	734
		1,800
Trading Companies & Distributors 1.7%
Fastenal	43,100	1,511
		1,511
Total Industrials & Business Services		15,928
INFORMATION TECHNOLOGY 33.4%
Communications Equipment 3.7%
Cisco Systems (1)	75,850	1,936
Juniper Networks (1)	46,500	915
QUALCOMM	11,900	508
		3,359
Computers & Peripherals 2.2%
Apple (1)	10,800	1,003
Dell (1)	42,900	996
		1,999
Internet Software & Services 5.3%
eBay (1)	55,100	1,827
Google, Class A (1)	2,800	1,283
Yahoo! (1)	55,300	1,730
		4,840
IT Services 4.5%
Affiliated Computer Services, Class A (1)	18,100	1,066
Automatic Data Processing (1)	17,100	748
Broadridge Financial (1)	375	7
First Data	22,000	592
Global Payments	23,900	814
Iron Mountain (1)	34,050	890
		4,117
Semiconductor & Semiconductor Equipment 6.7%
Altera (1)	39,900	797
Analog Devices	17,100	590
Broadcom, Class A (1)	36,300	1,164
Integrated Device Technology (1)	48,100	742
Marvell Technology Group (1)	54,700	919
Microchip Technology	28,200	1,002
Xilinx	34,900	898
		6,112
Software 11.0%
Adobe Systems (1)	37,600	1,568
Amdocs (1)	36,300	1,324
Electronic Arts (1)	25,500	1,284
Intuit (1)	28,500	780
Jack Henry & Associates	17,100	411
Microsoft	51,200	1,427
NAVTEQ (1)	35,600	1,228
Red Hat (1)	14,200	326
Salesforce.com (1)	8,500	364
Symantec (1)	56,100	971
THQ (1)	11,500	393
		10,076
Total Information Technology		30,503
MATERIALS 0.8%
Chemicals 0.8%
Monsanto	9,400	516
Potash Corporation of Saskatchewan	1,500	240
Total Materials		756
TELECOMMUNICATION SERVICES 1.7%
Wireless Telecommunication Services 1.7%
American Tower Systems, Class A (1)	39,800	1,550
Total Telecommunication Services		1,550
Total Common Stocks (Cost $77,394)		90,229
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	787,647	788
Total Short-Term Investments (Cost $788)		788
Total Investments in Securities
99.6% of Net Assets (Cost $78,182)		$91,017

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Portfolio
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The New America Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $78,182,000. Net unrealized gain aggregated $12,835,000 at period-end, of which $14,881,000 related to appreciated investments and $2,046,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $9,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $788,000 and $1,382,000, respectively.

T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO
Unaudited		March 31, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 63.0%
CONSUMER DISCRETIONARY 7.6%

Auto Components 0.1%
Aisin Seiki (JPY)	1,300	46
Autoliv, GDR (SEK)	1,300	74
GKN (GBP)	6,722	51
Koito Manufacturing (JPY) (1)	3,800	52
Strattec Security (2)	300	13
TRW (2)	600	21
		257
Automobiles 0.6%
Bayerische Motoren Werke (EUR)	2,680	158
GM	8,800	270
Harley-Davidson	4,200	247
Honda (JPY)	2,700	94
Piaggio & C S.p.A. (EUR) (1)(2)	8,600	44
Toyota Motor (JPY)	3,700	236
Winnebago (1)	100	3
		1,052
Distributors 0.0%
Keystone Automotive (2)	400	13
Pacific Brands (AUD) (1)	14,762	37
		50
Diversified Consumer Services 0.3%
Bright Horizons Family Solutions (2)	100	4
Corinthian Colleges (2)	2,400	33
H&R Block	19,100	402
Matthews International, Class A	1,300	53
		492
Hotels, Restaurants & Leisure 1.2%
Accor (EUR) (1)	1,511	144
Applebee's	962	24
BJ's Restaurants (2)	800	17
CEC Entertainment (2)	450	19
International Game Technology	19,700	795
Marriott, Class A	9,000	441
McDonald's	1,800	81
MGM Mirage (2)	1,400	97
Panera Bread, Class A (1)(2)	500	29
PF Chang's China Bistro (2)	400	17
Red Robin Gourmet Burgers (2)	700	27
Ruby Tuesday	300	9
Sonic (2)	2,005	45
Texas Roadhouse, Class A (2)	200	3
The Cheesecake Factory (2)	1,200	32
Wynn Resorts	3,700	351
		2,131
Household Durables 0.8%
Alpine Electronics (JPY)	1,400	25
Fortune Brands	1,900	150
Garmin	100	5
Harman International	4,500	432
Haseko (JPY) (1)(2)	9,000	33
Jarden (2)	725	28
Meritage (2)	900	29
Newell Rubbermaid	18,500	575
Persimmon (GBP)	1,771	49
Sony (JPY) (1)	2,500	127
Standard Pacific	1,400	29
		1,482
Internet & Catalog Retail 0.3%
Amazon.com (2)	14,000	557
priceline.com (2)	600	32
		589
Leisure Equipment & Products 0.1%
Brunswick	700	22
MarineMax (1)(2)	700	16
Nikon (JPY) (1)	3,000	63
Polaris Industries (1)	100	5
Pool	737	27
		133
Media 1.5%
Aegis Group (GBP)	26,148	77
Belo Corporation, Class A	1,100	21
Comcast, Class A (2)	26,274	682
Disney	9,600	331
Emmis Communications	500	4
Entercom Communications	400	11
Groupo Prisa (EUR)	4,400	98
Grupo Televisa, ADR	8,900	265
Informa (GBP)	3,946	47
New York Times, Class A	14,400	339
Publicis (EUR)	2,254	109
Sanomawsoy Oyj (EUR) (1)	2,180	65
Scholastic (2)	1,300	40
Television Broadcasts (HKD)	4,000	25
Time Warner	6,800	134
Viacom, Class B (2)	9,745	401
WPP Group (GBP)	1,975	30
WPP Group, ADR	150	11
Young Broadcasting (2)	500	2
		2,692
Multiline Retail 1.1%
Big Lots (1)(2)	600	19
Harvey Norman Holdings (AUD) (1)	17,400	66
Kohl's (2)	12,300	942
Lotte Shopping, GDR (3)	2,100	37
Nordstrom	7,100	376
Target	10,600	628
		2,068
Specialty Retail 1.4%
AC Moore Arts & Crafts (2)	200	5
AnnTaylor Stores (2)	1,500	58
Aoyama Trading (JPY)	700	22
Bed Bath & Beyond (2)	6,500	261
Best Buy	1,400	68
Borders Group (1)	1,700	35
Christopher & Banks	875	17
Cost Plus (1)(2)	800	8
DSG International (GBP)	15,616	52
Esprit Holdings (HKD)	4,300	50
Hibbett Sports (2)	700	20
Home Depot	22,700	834
Hot Topic (2)	1,500	17
J Crew Group (2)	200	8
Monro Muffler Brake	800	28
RadioShack	20,800	562
The Finish Line, Class A	400	5
TJX	11,900	321
Tween Brands (2)	700	25
Zale (2)	1,000	27
Zumiez (2)	800	32
		2,455
Textiles, Apparel & Luxury Goods 0.2%
Adidas (EUR) (1)	1,442	79
Coach (2)	4,400	220
Nike, Class B	800	85
Under Armour (2)	200	10
Warnaco Group (2)	700	20
		414

Total Consumer Discretionary		13,815
CONSUMER STAPLES 4.8%

Beverages 1.0%
Cia Cervecerias Unidas, ADR	900	28
Coca-Cola	17,500	840
Coca-Cola Enterprises	4,700	95
Heineken (EUR)	2,300	120
Kirin Brewery (JPY)	4,000	58
Lion Nathan (NZD)	5,125	37
PepsiCo	6,350	404
Pernod-Ricard (EUR)	941	191
		1,773
Food & Staples Retailing 1.9%
Alliance Boots (GBP)	6,773	137
Casey's General Stores	1,500	37
CVS/Caremark	54,025	1,844
Kesko (EUR) (1)	3,292	176
Pantry (2)	700	32
Seven & I (JPY) (1)	2,455	75
Sysco	5,400	183
Tesco (GBP)	18,247	159
Wal-Mart	16,800	789
Wild Oats Markets (2)	700	13
		3,445
Food Products 0.7%
Associated British Foods (GBP)	5,669	96
General Mills	11,460	667
Goodman Fielder (AUD) (1)	17,500	35
Nestle (CHF)	543	212
Sara Lee	10,000	169
Seneca Foods, Class A (2)	100	3
Seneca Foods, Class B (2)	100	3
Unilever (GBP)	1,872	56
		1,241
Household Products 0.8%
Colgate-Palmolive	9,260	619
Procter & Gamble	12,987	820
		1,439
Personal Products 0.0%
Bare Escentuals (2)	100	4
L'Oreal (EUR)	699	76
		80
Tobacco 0.4%
Altria Group	8,500	746
		746

Total Consumer Staples		8,724
ENERGY 5.0%

Energy Equipment & Services 1.9%
Baker Hughes	14,300	946
BJ Services	3,400	95
FMC Technologies (2)	400	28
Hanover Compressor (2)	1,500	33
Hydril (2)	300	29
Input/Output (2)	1,100	15
Key Energy Services (2)	200	3
Saipem (EUR)	3,070	89
Schlumberger	16,900	1,168
Seacor Holdings (2)	800	79
Smith International	16,700	802
Technip (EUR)	1,182	87
TGS Nopec Geophysical (NOK) (2)	3,500	81
Union Drilling (2)	400	6
W-H Energy Services (2)	400	19
		3,480
Oil, Gas & Consumable Fuels 3.1%
Bill Barrett (2)	1,300	42
BP, ADR	9,138	592
BP (GBP)	9,881	107
Chevron	8,831	653
China Petroleum & Chemical (HKD)	90,000	76
Eni S.p.A. (EUR)	4,870	159
EOG Resources	2,300	164
ExxonMobil	16,826	1,270
Forest Oil (2)	1,400	47
Foundation Coal Holdings	900	31
Geomet (2)	1,300	12
Marathon Oil	3,360	332
Mariner Energy (2)	1,433	27
Murphy Oil	4,800	256
Nippon Mining (JPY) (1)	4,000	35
Occidental Petroleum	3,900	192
Petroleo Brasileiro, ADR (1 ADR represents 1 preference share)	1,100	98
Royal Dutch Shell, B Shares (GBP)	5,261	175
Royal Dutch Shell, ADR, Class B	1,294	86
Spectra Energy	4,600	121
Sunoco	200	14
Total, ADR	11,800	823
Total (EUR)	3,378	237
		5,549

Total Energy		9,029
FINANCIALS 13.8%

Capital Markets 4.6%
Affiliated Managers Group (1)(2)	500	54
Ameriprise Financial	11,710	669
Charles Schwab	26,550	486
Close Brothers Group (GBP)	2,447	49
E*TRADE Financial (2)	21,300	452
FCStone Group (2)	100	4
Fortress Investment Group, Class A	400	11
Franklin Resources	7,300	882
Goldman Sachs	3,700	765
Investors Financial Services	500	29
Legg Mason	5,050	476
Macquarie Bank (AUD) (1)	1,716	115
MarketAxess Holdings (2)	800	13
Mellon Financial	18,180	784
Merrill Lynch	4,600	376
Morgan Stanley	8,400	662
Northern Trust	7,000	421
Nuveen Investments	5,400	255
optionsXpress Holdings	500	12
Penson Worldwide (2)	800	24
Piper Jaffray Cos (2)	700	43
State Street	14,300	926
UBS (CHF)	14,362	855
		8,363
Commercial Banks 2.7%
Allied Irish Banks (EUR)	3,576	106
Australia & New Zealand Banking, ADR	100	12
Australia & New Zealand Banking (AUD) (1)	4,351	105
Banco Popolare di Verona (EUR)	4,044	126
Banco Santander Central Hispano (EUR)	9,870	176
Bank of Ireland (EUR)	4,238	91
Barclays (GBP)	16,596	236
BNP Paribas (EUR)	1,794	188
Boston Private Financial	700	20
Cascade Bancorp (1)	875	23
Chittenden	1,843	56
Citizens Banking	1,500	33
Danske Bank (DKK)	3,400	158
DBS Group (SGD)	8,117	114
Fifth Third Bancorp	11,000	426
First Horizon National	2,300	95
Frontier Financial	600	15
Glacier Bancorp	1,747	42
Grupo Financiero Banorte S.A.B. de C.V. (MXN)	18,065	85
HBOS (GBP)	5,701	117
Intesa Sanpaolo rnc (EUR)	20,862	159
KBC (EUR) (1)	717	89
Mitsubishi UFJ Financial (JPY)	9	101
NORDEA (SEK) (1)	10,498	168
Pinnacle Financial Partners (1)(2)	600	18
Placer Sierra Bancshares	700	19
Preferred Bank Los Angeles California	300	12
Prosperity Bancshares	1,000	35
Provident Bankshares	900	30
Resona Holdings (JPY) (1)	25	67
Royal Bank of Scotland (GBP)	16,454	643
Sandy Spring Bancorp	700	24
Seacoast Banking, Class A	700	16
Signature Bank (2)	500	16
Societe Generale (EUR) (2)	953	165
Standard Chartered (GBP)	3,039	88
Sumitomo Trust & Banking Company (JPY) (1)	23,000	239
Svenska Handelsbanken, Class A (SEK)	4,065	121
Swedbank (SEK) (1)	2,100	73
Texas Capital Bancshares (2)	800	16
The Bank of Yokohama (JPY) (1)	11,600	86
United Community Banks	200	7
Valley National Bancorp (1)	1,463	37
Wells Fargo	10,600	365
WestAmerica	1,100	53
Western Alliance Bancorp (2)	50	2
Wintrust Financial	200	9
		4,882
Consumer Finance 0.8%
American Express	20,150	1,136
Public Financial Holdings (HKD)	64,000	49
SLM Corporation	7,300	299
		1,484
Diversified Financial Services 1.6%
Babcock & Brown (AUD) (1)	4,247	95
Bank of America	8,000	408
Chicago Mercantile Exchange Holdings	600	320
Citigroup	20,450	1,050
Deutsche Boerse (EUR)	781	179
Fortis (EUR)	2,285	104
IntercontinentalExchange (2)	1,500	183
JPMorgan Chase	11,500	556
Ricoh Leasing (JPY)	1,300	34
		2,929
Insurance 3.2%
Aegon (EUR)	4,663	93
American International Group	24,498	1,647
Assured Guaranty	1,700	46
Aviva (GBP)	8,759	129
AXA (EUR)	5,491	233
Bristol West Holdings	1,300	29
Employers Holdings (2)	300	6
First Mercury Financial (2)	100	2
Genworth Financial, Class A	11,200	391
Hartford Financial Services	2,400	229
Infinity Property & Casualty	1,000	47
Markel (2)	110	53
Marsh & McLennan	38,300	1,122
Milano Assicurazioni (EUR)	6,241	54
National Financial Partners	300	14
Ohio Casualty	2,300	69
Prudential Financial	5,800	524
QBE Insurance (AUD)	3,871	99
Selective Insurance	800	20
Suncorp-Metway (AUD)	5,200	88
Swiss Life Holding (CHF)	432	109
T&D Holdings (JPY) (1)	1,400	96
The Travelers Companies	8,500	440
Unipol (EUR)	19,100	74
XL Capital	1,400	98
		5,712
Real Estate Investment Trusts (REITs) 0.4%
DiamondRock Hospitality, REIT	800	15
EastGroup Properties, REIT	800	41
Equity Lifestyle Properties, REIT	200	11
Essex Property Trust, REIT	100	13
Galileo Shopping America Trust, REIT (AUD)	49,216	47
LaSalle Hotel Properties, REIT	400	19
Mirvac Group (AUD) (1)	11,368	48
Parkway Properties, REIT	400	21
PS Business Parks, REIT	400	28
Simon Property Group, REIT	4,496	500
Washington SBI, REIT	700	26
		769
Real Estate Management & Development 0.1%
China Overseas Land & Investment (HKD)	64,000	81
Deutsche Euroshop (EUR)	913	71
Goldcrest Company (JPY)	700	38
Wheelock (HKD)	11,600	26
		216
Thrifts & Mortgage Finance 0.4%
Bradford Bingley (GBP)	7,577	68
Countrywide Financial	15,200	511
First Niagara Financial	2,700	38
Hypo Real Estate Holding (EUR) (1)	1,038	66
NewAlliance Bancshares	2,300	37
		720

Total Financials		25,075
HEALTH CARE 8.8%

Biotechnology 1.8%
Alexion Pharmaceutical (2)	300	13
Alkermes (2)	900	14
Altus Pharmaceuticals (2)	200	3
Amgen (2)	13,300	743
Amylin Pharmaceuticals (2)	400	15
Celgene (2)	7,300	383
Cephalon (1)(2)	276	20
CSL Limited (AUD)	1,899	127
Cubist Pharmaceuticals (2)	900	20
Cytokinetics (2)	300	2
deCode genetics (2)	600	2
Genentech (2)	9,000	739
Gilead Sciences (2)	11,100	849
Incyte (2)	1,200	8
InterMune (2)	1,000	25
Martek Biosciences (2)	700	14
MedImmune (2)	3,000	109
Memory Pharmaceuticals (2)	400	1
Myriad Genetics (1)(2)	900	31
Neurocrine Biosciences (2)	400	5
ONYX Pharmaceuticals (2)	300	7
Rigel Pharmaceuticals (2)	500	5
Senomyx (2)	500	6
Tercica (1)(2)	400	2
Theravance (2)	200	6
Trimeris (2)	400	3
Vertex Pharmaceuticals (2)	948	27
		3,179
Health Care Equipment & Supplies 1.8%
Alcon	700	92
Analogic	400	25
Baxter International	8,800	463
Boston Scientific (2)	52,700	766
DJO (2)	600	23
Edwards Lifesciences (2)	500	25
Elekta (SEK) (1)	3,149	57
Greatbatch (2)	600	15
Home Diagnostics (2)	200	2
Integra LifeSciences (2)	1,200	55
Medtronic	14,700	721
Northstar Neuroscience (2)	300	4
NuVasive (1)(2)	400	10
NxStage Medical (2)	700	9
ResMed (2)	1,400	71
St. Jude Medical (2)	9,900	372
Stereotaxis (2)	700	8
Steris	900	24
Stryker	7,100	471
Terumo (JPY)	1,200	47
Thoratec (2)	1,200	25
Wright Medical Group (2)	1,200	27
		3,312
Health Care Providers & Services 2.2%
Aetna	9,100	399
AMERIGROUP (2)	500	15
Animal Health International (2)	300	4
Cardinal Health	2,800	204
Celesio (EUR)	1,116	70
Centene (2)	1,100	23
Express Scripts (2)	4,900	396
HealthExtras (2)	900	26
Henry Schein (2)	1,000	55
Humana (2)	3,400	197
Laboratory Corporation of America (2)	1,700	123
LifePoint Hospitals (2)	1,100	42
Medco Health Solutions (2)	7,300	529
Odyssey Healthcare (2)	200	3
Sunrise Senior Living (2)	2,500	99
Symbion (2)	900	18
United Surgical Partners (2)	1,450	45
UnitedHealth Group	21,200	1,123
Visicu (2)	100	1
VistaCare, Class A (2)	400	3
WellPoint (2)	8,500	689
		4,064
Life Sciences Tools & Services 0.1%
Exelixis (2)	1,100	11
Nektar Therapeutics (2)	100	2
Thermo Fisher Scientific (2)	2,100	98
		111
Pharmaceuticals 2.9%
Alexza Pharmaceuticals (2)	200	3
Allergan	1,600	177
Cadence Pharmaceuticals (2)	200	3
Eisai (JPY)	1,300	62
Eli Lilly	2,900	156
GlaxoSmithKline (GBP)	5,940	163
GlaxoSmithKline, ADR	2,400	133
Inspire Pharmaceuticals (2)	1,000	6
Johnson & Johnson	3,560	214
Kobayashi Pharmaceutical (JPY) (1)	1,000	38
Medicines Company (2)	700	18
Medicis Pharmaceutical, Class A	1,100	34
Merck	24,600	1,087
Novartis (CHF)	10,899	595
Noven Pharmaceuticals (2)	800	19
Pfizer	3,700	93
Roche Holding (CHF)	2,920	518
Sanofi-Aventis (EUR) (1)	2,685	234
Schering-Plough	10,800	275
Sepracor (2)	4,000	186
Takeda Chemical Industries (JPY)	1,200	78
Wyeth	21,680	1,085
Xenoport (2)	400	11
		5,188

Total Health Care		15,854
INDUSTRIALS & BUSINESS SERVICES 7.0%

Aerospace & Defense 0.6%
Argon ST (2)	400	11
Armor Holdings (2)	1,000	67
Finmeccanica S.p.A. (EUR) (1)	2,091	63
General Dynamics	4,700	359
Moog, Class A (2)	900	37
QinetiQ (GBP)	9,700	36
Raytheon	2,500	131
Rockwell Collins	2,800	187
Rolls-Royce, Class B (GBP)	365,915	1
Rolls-Royce (GBP) (2)	6,181	60
Teledyne Technologies (2)	1,300	49
United Technologies	1,100	72
		1,073
Air Freight & Logistics 0.3%
EGL (2)	1,100	44
Expeditors International of Washington	6,500	268
Pacer International	300	8
Panalpina Welttransport Holding (CHF)	447	75
UTi Worldwide	900	22
Yusen Air & Sea Service (JPY)	2,000	55
		472
Airlines 0.3%
AirTran (2)	1,500	15
All Nippon Airways (JPY)	12,000	47
British Airways (GBP) (2)	4,503	43
Frontier Airlines Holdings (1)(2)	600	4
Gol Linhas Aereas Inteligentes, ADR	1,500	46
Midwest Air Group (2)	700	9
Southwest Airlines	26,000	382
		546
Building Products 0.1%
JS Group (JPY)	2,100	45
Nichias (JPY)	4,000	35
Simpson Manufacturing	400	12
		92
Commercial Services & Supplies 0.5%
American Reprographics (2)	500	15
Angelica	700	19
G & K Services, Class A	900	33
Kforce (2)	1,200	17
LECG (2)	1,000	15
Multi-Color	400	14
Pike Electric (2)	600	11
R.R. Donnelley	6,300	231
Resources Global Professionals (2)	1,200	38
Ritchie Bros Auctioneers	600	35
Synagro Technologies	1,100	6
Waste Connections (2)	1,350	40
Waste Management	15,122	520
		994
Construction & Engineering 0.1%
Acciona (EUR)	988	214
Infrasource Services (2)	500	15
Insituform Technologies (2)	500	11
		240
Electrical Equipment 0.2%
Baldor Electric	1,600	60
Belden CDT	1,100	59
Franklin Electric	300	14
Mitsubishi Electric (JPY)	9,000	93
Smith AO	1,600	61
Woodward Governor	300	12
		299
Industrial Conglomerates 2.6%
3M	2,500	191
DCC (EUR)	4,870	172
GE	80,000	2,829
Hutchison Whampoa (HKD)	4,000	38
Orkla (NOK)	1,570	111
Sembcorp (SGD)	31,509	106
Tomkins (GBP)	10,856	57
Tyco International	37,800	1,192
		4,696
Machinery 1.6%
3-D Systems (1)(2)	500	11
Accuride (2)	1,200	18
Actuant, Class A	940	48
Cargotec (EUR) (1)	2,251	136
Cascade	400	24
Danaher	17,900	1,279
Deere	3,800	413
ESCO Technologies (2)	900	40
Fanuc (JPY)	600	56
Graco	950	37
Harsco	1,600	72
IDEX	350	18
Illinois Tool Works	8,300	428
Joy Global	1,700	73
Lindsay	800	25
NSK (JPY) (1)	6,000	57
RBC Bearings (2)	900	30
Toro	1,400	72
Volvo, Series B (SEK) (1)	1,200	101
		2,938
Marine 0.0%
Nippon Yusen (JPY) (1)	7,000	56
		56
Road & Rail 0.5%
Arriva (GBP)	3,397	50
Burlington Northern Santa Fe	3,200	257
Heartland Express	501	8
Knight Transportation	1,875	34
Norfolk Southern	10,300	521
Ryder System	300	15
		885
Trading Companies & Distributors 0.2%
Applied Industrial Technologies	1,800	44
Electro Rent (2)	200	3
H&E Equipment Services (1)(2)	1,200	26
Interline Brands (2)	1,000	22
Mitsui (JPY) (1)	6,000	112
NuCo2 (2)	800	20
Sumitomo (JPY) (1)	4,400	79
Transdigm Group (2)	200	7
Univar NV (EUR)	1,138	63
		376
Transportation Infrastructure 0.0%
BBA Aviation (GBP)	7,600	42
Macquarie Infrastructure, Equity Units (AUD) (1)	13,079	41
		83

Total Industrials & Business Services		12,750
INFORMATION TECHNOLOGY 10.7%

Communications Equipment 2.2%
Acme Packet (2)	100	1
ADTRAN	1,000	24
Cisco Systems (2)	37,400	955
Corning (2)	47,400	1,078
Finisar (1)(2)	7,000	24
IXIA (2)	700	7
Juniper Networks (2)	23,800	468
LM Ericsson (SEK)	79,500	293
Nokia, ADR (2)	19,100	438
Nokia (EUR) (2)	9,351	215
Optium (2)	300	6
QUALCOMM	10,400	444
Tekelec (2)	400	6
		3,959
Computers & Peripherals 1.1%
Acer (TWD)	7,140	14
Apple (2)	7,800	725
Dell (2)	25,600	594
EMC (2)	18,100	251
Emulex (2)	1,000	18
Hewlett-Packard	1,700	68
IBM	2,000	189
Intermec (1)(2)	400	9
Neoware (2)	500	5
Palm (2)	2,700	49
Synaptics (2)	400	10
Wacom (JPY) (1)	14	39
Xyratex (2)	1,100	26
		1,997
Electronic Equipment & Instruments 0.3%
Cogent (1)(2)	300	4
DTS (2)	400	10
Esprinet (EUR)	2,548	54
Global Imaging Systems (2)	200	4
Hamamatsu Photonics (JPY) (1)	3,000	91
HOYA (JPY) (1)	1,200	40
IPG Photonics (2)	200	4
KEMET (2)	1,400	11
Littelfuse (1)(2)	700	28
Measurement Specialties (2)	50	1
Methode Electronics	700	10
MTS Systems	800	31
National Instruments	500	13
Newport (2)	600	10
Orbotech (2)	700	15
Plexus (1)(2)	300	5
Scansource (2)	500	13
Star Micronics (JPY)	2,900	63
Venture (SGD)	3,000	29
		436
Internet Software & Services 1.3%
24/7 Media (1)(2)	1,900	15
Bankrate (2)	500	18
CNET Networks (2)	2,500	22
Digital River (2)	500	28
eBay (2)	12,700	421
Google, Class A (2)	2,600	1,191
Monster Worldwide (2)	6,500	308
Websense (2)	900	21
WebSideStory (2)	200	2
Yahoo! (2)	10,100	316
		2,342
IT Services 1.0%
Accenture, Class A	1,100	42
Automatic Data Processing (2)	14,000	612
Broadridge Financial (2)	1,200	24
CACI International, Class A (2)	600	28
First Data	26,600	716
Global Payments	1,100	37
Heartland Payment Systems (1)	400	9
Logica (GBP)	7,117	25
MPS Group (2)	2,300	33
Paychex	100	4
RightNow Technologies (2)	1,300	21
transcosmos (JPY) (1)	2,000	41
Western Union	12,700	279
		1,871
Office Electronics 0.1%
Canon (JPY)	2,800	150
Neopost (EUR)	431	62
		212
Semiconductor & Semiconductor Equipment 2.2%
Advanced Analogic Technologies (2)	1,300	9
AMIS Holdings (2)	500	5
Analog Devices	10,100	348
Applied Materials	7,800	143
ASML Holding, ADS (2)	7,800	193
Atheros Communications (2)	500	12
ATMI (2)	300	9
Brooks-Pri Automation (2)	1,100	19
Cabot Microelectronics (1)(2)	400	13
Conexant Systems (2)	11,900	20
Cymer (2)	700	29
Diodes (2)	800	28
Entegris (2)	3,468	37
Exar (2)	1,300	17
FEI (2)	1,100	40
Intel	45,200	865
Lattice Semiconductor (2)	1,800	11
Marvell Technology Group (2)	27,800	467
Mattson Technology (2)	1,100	10
Maxim Integrated Products	13,300	391
MKS Instruments (2)	700	18
Nextest Systems (2)	600	8
ON Semiconductor (2)	100	1
PDF Solutions (1)(2)	1,400	16
Power Integrations (2)	800	18
Semitool (2)	500	6
Semtech (2)	1,600	22
Silicon Laboratories (2)	700	21
SOITEC (EUR) (1)(2)	1,947	47
Standard Microsystems (2)	700	21
Texas Instruments	21,200	638
Tokyo Electron (JPY) (1)	1,200	84
Virage Logic (2)	500	4
Volterra Semiconductor (2)	700	9
Xilinx	17,700	455
Zarlink Semiconductor (2)	3,200	7
		4,041
Software 2.5%
Adobe Systems (2)	9,500	396
Altiris (2)	600	20
Autodesk (2)	8,500	319
Bottomline Technologies (2)	600	6
Catapult Communications (2)	400	4
Electronic Arts (2)	4,500	226
FactSet Research Systems	950	60
Hyperion Solutions (2)	750	39
Intuit (2)	5,800	158
Jack Henry & Associates	2,700	65
Kronos (2)	200	11
Microsoft	89,280	2,488
Motive (1)(2)	500	2
Oracle (2)	25,800	468
Progress Software (2)	700	22
Quest Software (2)	1,400	23
Red Hat (2)	700	16
SPSS (2)	500	18
THQ (1)(2)	900	31
TomTom (EUR) (1)(2)	1,121	46
Wind River Systems (2)	1,000	10
		4,428

Total Information Technology		19,286
MATERIALS 2.4%

Chemicals 1.3%
Arch Chemicals	1,100	34
Asahi Kasei (JPY) (1)	7,000	51
BASF (EUR)	784	88
Dow Chemical	3,400	156
DuPont	17,584	869
Ferro	1,000	22
Koninklijke DSM (EUR) (1)	1,282	58
MacDermid	300	10
Material Sciences (2)	700	7
Mitsubishi Gas Chemical (JPY)	9,000	86
Monsanto	7,800	429
Potash Corp of Saskatchewan	2,300	368
Symyx Technologies (2)	500	9
Tosoh (JPY)	8,000	41
Wacker Chemie (EUR) (1)(2)	269	47
		2,275
Construction Materials 0.1%
Boral (AUD) (1)	8,287	55
CEMEX, Equity Units (MXN)	10,632	35
Holcim (CHF)	864	87
		177
Containers & Packaging 0.0%
Chesapeake Corp.	600	9
Smurfit Kappa (EUR) (2)	700	18
Smurfit-Stone Container (2)	300	3
		30
Metals & Mining 0.5%
BlueScope Steel (AUD)	11,668	99
Gibraltar Industries	450	10
Lihir Gold (AUD) (2)	3,900	11
Meridian Gold (2)	1,500	38
Nippon Steel (JPY) (1)	20,000	140
Nucor	1,400	91
Rio Tinto (AUD) (1)	3,210	205
SSAB Svenskt Stal, Series A (SEK) (1)	9,508	294
ThyssenKrupp (EUR)	2,001	99
		987
Paper & Forest Products 0.5%
Bowater	7,900	188
International Paper	13,200	480
Weyerhaeuser	3,463	259
		927

Total Materials		4,396

TELECOMMUNICATION SERVICES 1.9%

Diversified Telecommunication Services 0.3%
Aruba Networks (2)	200	3
NTELOS (2)	700	13
Premiere Global Services (2)	900	10
Telefonica SA (EUR)	9,411	208
Telenor ASA (NOK)	6,800	121
Telstra (AUD)	17,000	64
Time Warner Telecom, Class A (2)	1,400	29
		448
Wireless Telecommunication Services 1.6%
America Movil, ADR, Series L	14,500	693
American Tower Systems, Class A (2)	19,200	748
Bharti Airtel (INR) (2)	1,900	34
Bouygues (EUR)	1,921	149
KDDI (JPY) (1)	16	127
Rogers Communications, Class B	13,200	432
SBA Communications (2)	500	15
Sprint Nextel	26,100	495
Starhub (SGD)	33,857	63
Vodafone, ADR	8,075	217
		2,973
Total Telecommunication Services		3,421
UTILITIES 1.0%
Electric Utilities 0.5%
Cleco	800	21
E.ON AG (EUR)	2,306	314
El Paso Electric (2)	600	16
Empire District Electronics	700	17
Entergy	1,000	105
FirstEnergy	2,900	192
TEPCO (JPY)	3,500	120
Unisource Energy	1,100	41
		826
Gas Utilities 0.0%
SEMCO Energy (2)	1,000	7
Southwest Gas	1,100	43
		50
Independent Power Producers & Energy Traders 0.1%
TXU	3,600	231
		231
Multi-Utilities 0.4%
AEM S.p.A. (EUR) (1)	19,383	70
Alinta (AUD)	7,280	85
Black Hills	400	15
NiSource	12,100	296
United Utilities (GBP)	9,745	145
		611
Total Utilities		1,718

Total Common Stocks (Cost $82,100)		114,068
PREFERRED STOCKS 0.1%
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius (EUR)	1,134	90
Total Health Care		90

Total Preferred Stocks (Cost $21)		90
CORPORATE BONDS 6.1%
3M, 5.70%, 3/15/37	60,000	59
ACE INA Holdings, 5.70%, 2/15/17	70,000	70
ACE INA Holdings, 5.875%, 6/15/14	35,000	36
Alabama Power, VR, 5.55%, 8/25/09	30,000	30
Alcan Aluminum, 5.00%, 6/1/15	60,000	58
Alcoa, 6.00%, 1/15/12	60,000	61
Amerada Hess, 7.875%, 10/1/29	25,000	29
America Movil, 6.375%, 3/1/35	65,000	64
American Express, 5.25%, 9/12/11	60,000	60
American General Finance, 5.40%, 12/1/15	60,000	60
Amgen, 4.00%, 11/18/09	30,000	29
Apache, 6.00%, 1/15/37	20,000	20
Appalachian Power, 6.375%, 4/1/36	30,000	31
Archstone-Smith Operating Trust, 5.25%, 5/1/15	40,000	39
AT&T, 5.30%, 11/15/10	35,000	35
AT&T, 5.625%, 6/15/16	130,000	130
AT&T, 6.45%, 6/15/34	75,000	77
AT&T Broadband, 8.375%, 3/15/13	80,000	92
AT&T Wireless, 7.875%, 3/1/11	60,000	66
Atmos Energy, 4.00%, 10/15/09	50,000	49
Avalonbay Communities, 6.125%, 11/1/12	35,000	36
Baker Hughes, 6.875%, 1/15/29	65,000	73
Baltimore Gas & Electric, 5.90%, 10/1/16 (3)	75,000	77
Bank of America, 4.875%, 9/15/12	60,000	59
Bank of America, 5.75%, 8/15/16	50,000	51
Bank of America Capital Trust, 5.625%, 3/8/35	115,000	108
Bank One, 5.25%, 1/30/13	210,000	209
BB&T Capital Trust II, 6.75%, 6/7/36	85,000	92
Bear Stearns Companies, 5.50%, 8/15/11	50,000	50
Bear Stearns Companies, 5.55%, 1/22/17	25,000	25
BHP Finance, 5.40%, 3/29/17	60,000	60
Black Hills, 6.50%, 5/15/13	40,000	40
Boardwalk Pipelines, 5.50%, 2/1/17	15,000	15
Boeing Capital, 6.10%, 3/1/11	80,000	83
Bunge Finance, 5.90%, 4/1/17	85,000	84
Capital One, 6.745%, 2/17/37	110,000	107
Cardinal Health, VR, 5.642%, 10/2/09 (3)	50,000	50
CE Electric UK Funding, 6.995%, 12/30/07 (3)	35,000	35
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	40,000	39
Centerpoint Energy, 7.25%, 9/1/10	30,000	32
Centex, 5.45%, 8/15/12	50,000	48
Centurytel, 6.00%, 4/1/17	20,000	20
Cisco Systems, 5.25%, 2/22/11	55,000	55
CIT Group, 6.00%, 4/1/36	40,000	39
Citigroup, 5.00%, 9/15/14	75,000	73
Citigroup, 5.30%, 1/7/16	50,000	50
Comcast, 4.95%, 6/15/16	30,000	29
Comcast, 5.875%, 2/15/18	65,000	65
ConocoPhillips, 5.90%, 10/15/32	45,000	45
Costco Wholesale, 5.30%, 3/15/12	45,000	45
Countrywide Financial, 6.25%, 5/15/16	53,000	53
Cox Communications, 7.125%, 10/1/12	65,000	70
CRH America, 6.00%, 9/30/16	60,000	61
CS First Boston, 5.50%, 8/16/11	40,000	41
CSX, 6.00%, 10/1/36	35,000	33
D.R. Horton, 6.50%, 4/15/16	50,000	49
DaimlerChrysler, VR, 5.82%, 8/3/09	40,000	40
Devon Financing, 6.875%, 9/30/11	60,000	64
Diageo Capital, 5.125%, 1/30/12	75,000	75
Diamond Offshore Drilling, 4.875%, 7/1/15	35,000	33
Diamond Offshore Drilling, 5.15%, 9/1/14	30,000	29
Dow Chemical, 6.125%, 2/1/11	30,000	31
Du Pont (EI) de Nemours & Co., 5.60%, 12/15/36	75,000	71
Dun & Bradstreet, 5.50%, 3/15/11	30,000	30
El Paso Electric, 6.00%, 5/15/35	50,000	49
El Paso Natural Gas, 5.95%, 4/15/17 (3)	18,000	18
Eli Lilly & Co., 5.55%, 3/15/37	55,000	53
Emerson Electric Company, 4.75%, 10/15/15	85,000	82
Enbridge, 5.60%, 4/1/17	50,000	50
EnCana Holdings Finance, 5.80%, 5/1/14	50,000	51
ERAC USA Finance Company, 5.60%, 5/1/15 (3)	40,000	40
Exelon Generation, 5.35%, 1/15/14	35,000	34
Federal Realty Investment Trust, 6.00%, 7/15/12	20,000	21
Federated Department Stores, 5.35%, 3/15/12	25,000	25
FirstEnergy, 6.45%, 11/15/11	50,000	52
Florida Power & Light, 6.20%, 6/1/36	20,000	21
Ford Motor Credit, 5.80%, 1/12/09	80,000	78
Fortune Brands, 5.125%, 1/15/11	35,000	35
France Telecom, STEP, 7.75%, 3/1/11	35,000	38
Franklin Resources, 3.70%, 4/15/08	15,000	15
Freeport-McMoran Copper & Gold, 8.375%, 4/1/17	50,000	54
Fund American Companies, 5.875%, 5/15/13	45,000	45
GATX, 5.50%, 2/15/12	45,000	45
GE Capital, 5.375%, 10/20/16	90,000	90
GE Capital, 5.875%, 2/15/12	85,000	88
GE Capital, 6.00%, 6/15/12	175,000	182
Genentech, 4.75%, 7/15/15	35,000	34
Genworth Financial, 5.75%, 6/15/14	45,000	46
Genworth Financial, 6.15%, 11/15/66	27,000	27
Goldman Sachs Capital I, 6.345%, 2/15/34	180,000	178
Halliburton, 5.50%, 10/15/10	65,000	66
Harrah's Operating, 5.50%, 7/1/10	55,000	54
Hartford Financial Services Group, 5.375%, 3/15/17	65,000	64
HBOS, 5.92%, 9/29/49 (3)	100,000	98
HBOS, 6.00%, 11/1/33 (3)	90,000	91
Highmark, 6.80%, 8/15/13 (3)	35,000	37
Home Depot, 5.40%, 3/1/16	150,000	146
Hospitality Properties Trust, 5.625%, 3/15/17	40,000	39
HSBC Finance, 5.00%, 6/30/15	60,000	58
HSBC Finance, 5.50%, 1/19/16	100,000	99
Huntington National Bank, 4.375%, 1/15/10	50,000	49
International Lease Finance, 5.45%, 3/24/11	135,000	136
International Speedway, 4.20%, 4/15/09	20,000	20
J.C. Penney, 9.00%, 8/1/12	40,000	46
Jefferies Group, 6.25%, 1/15/36	40,000	38
John Deere Capital, 7.00%, 3/15/12	55,000	59
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	50,000	50
Kinder Morgan Finance, 5.70%, 1/5/16	60,000	57
Kroger, 8.05%, 2/1/10	65,000	70
Lafarge, 6.15%, 7/15/11	25,000	26
Legg Mason, 6.75%, 7/2/08	25,000	25
Lehman Brothers, 5.75%, 1/3/17	75,000	75
Lennar, 5.60%, 5/31/15	70,000	66
Lincoln National, 6.05%, 4/20/17	25,000	24
Mack-Cali Realty, 5.125%, 2/15/14	45,000	44
Mack-Cali Realty, 5.80%, 1/15/16	25,000	25
Marsh & McLennan, 5.375%, 7/15/14	55,000	54
MBNA America Bank, 4.625%, 8/3/09	50,000	50
McCormick & Co., 5.20%, 12/15/15	50,000	49
McDonald's, 5.30%, 3/15/17	55,000	54
MDC Holdings, 5.50%, 5/15/13	60,000	56
Medtronic, 4.75%, 9/15/15	65,000	62
Merrill Lynch, 6.05%, 5/16/16	100,000	102
Merrill Lynch, 6.22%, 9/15/26	60,000	60
MetLife, 6.40%, 12/15/36	55,000	54
MetLife Global Funding, 5.125%, 11/9/11 (3)	115,000	115
MidAmerican Energy, 6.125%, 4/1/36	50,000	50
Mizuho Capital Investment, 6.686%, 3/31/49 (3)	20,000	20
Monongahela Power, 5.70%, 3/15/17 (3)	60,000	60
Morgan Stanley, 6.25%, 8/9/26	20,000	21
Nationwide Financial Services, 5.90%, 7/1/12	55,000	57
Nationwide Mutual Insurance, 6.60%, 4/15/34 (3)	25,000	24
Newmont Mining, 5.875%, 4/1/35	25,000	23
News America, 6.15%, 3/1/37 (3)	100,000	97
News America, 6.40%, 12/15/35	55,000	55
NLV Financial, 7.50%, 8/15/33 (3)	30,000	33
Norfolk Southern, 6.00%, 4/30/08	60,000	60
Northern Trust, 4.60%, 2/1/13	30,000	29
Northern Trust, 5.30%, 8/29/11	39,000	39
Northrop Grumman, 7.125%, 2/15/11	50,000	53
NVR, 5.00%, 6/15/10	35,000	34
Oracle, 5.00%, 1/15/11	60,000	60
Owens Corning, 6.50%, 12/1/16 (3)	20,000	20
Pacific Gas & Electric, 4.80%, 3/1/14	30,000	29
Pacific Gas & Electric, 5.80%, 3/1/37	55,000	53
Panhandle Eastern Pipeline, 4.80%, 8/15/08	20,000	20
Petro-Canada, 5.95%, 5/15/35	45,000	43
PNC Funding, 5.625%, 2/1/17	50,000	51
Praxair, 5.20%, 3/15/17	55,000	54
Principal Financial Group, 6.05%, 10/15/36	40,000	40
Principal Life Global Funding I, 5.125%, 10/15/13 (3)	45,000	45
Principal Mutual Life Insurance, 8.00%, 3/1/44 (3)	45,000	49
Procter & Gamble, 4.95%, 8/15/14	100,000	98
Progress Energy, 5.625%, 1/15/16	55,000	56
Public Service Electric & Gas, 5.70%, 12/1/36	75,000	74
Public Service of New Mexico, 4.40%, 9/15/08	35,000	35
Pulte Homes, 5.20%, 2/15/15	60,000	55
Reckson Operating Partnership, 6.00%, 3/31/16	35,000	34
Residential Capital, 6.125%, 11/21/08	30,000	30
Rogers Cable, 5.50%, 3/15/14	40,000	39
Sabmiller, 6.20%, 7/1/11 (3)	65,000	67
Sealed Air, 5.375%, 4/15/08 (3)	40,000	40
Security Benefit Life Insurance, 7.45%, 10/1/33 (3)	20,000	22
Simon Property Group, 5.75%, 12/1/15	75,000	76
SLM Corporation, VR, 2.43%, 4/1/09	35,000	34
Southern, 5.30%, 1/15/12	25,000	25
Southern California Edison, 4.65%, 4/1/15	60,000	58
Southern California Gas, 5.75%, 11/15/35	70,000	69
Southern Natural Gas, 5.90%, 4/1/17 (3)	18,000	18
Sovereign Capital Trust VI, 7.908%, 6/13/36	45,000	51
Sprint Capital, 6.875%, 11/15/28	10,000	10
Sprint Capital, 6.90%, 5/1/19	50,000	52
Sun Life Financial Global Funding, VR, 5.64%, 10/6/13 (3)	65,000	65
Sunoco, 5.75%, 1/15/17	50,000	49
Telecom Italia Capital, 5.25%, 11/15/13	165,000	160
Telefonica Emisiones, 6.421%, 6/20/16	75,000	78
Telefonos de Mexico, 5.50%, 1/27/15	55,000	54
Telus, 8.00%, 6/1/11	60,000	66
Teva Pharmaceutical Finance, 5.55%, 2/1/16	25,000	25
Time Warner Companies, 5.50%, 11/15/11	45,000	45
Time Warner Entertainment, 7.25%, 9/1/08	50,000	51
Time Warner Entertainment, 8.375%, 3/15/23	55,000	65
Torchmark, 6.375%, 6/15/16	40,000	42
Travelers Companies, 6.25%, 3/15/67	55,000	54
U.S. Bancorp, 4.50%, 7/29/10	65,000	64
Union Electric Company, 5.40%, 2/1/16	75,000	73
United Technologies, 5.40%, 5/1/35	25,000	24
Vale Overseas, 6.875%, 11/21/36	55,000	57
Valero Energy, 3.50%, 4/1/09	40,000	39
Verizon Communications, 5.55%, 2/15/16	90,000	90
Verizon Global Funding, 7.75%, 12/1/30	45,000	52
Viacom, 6.25%, 4/30/16	75,000	76
Vodafone Group, 5.625%, 2/27/17	50,000	50
Wachovia, 5.50%, 8/1/35	30,000	28
Wachovia Bank, 4.875%, 2/1/15	75,000	72
Wal-Mart Stores, 5.25%, 9/1/35	50,000	45
Webster Financial, 5.125%, 4/15/14	45,000	43
WellPoint, 5.00%, 1/15/11	35,000	35
Wells Fargo, 4.875%, 1/12/11	120,000	119
Westar Energy, 5.10%, 7/15/20	25,000	24
Willis North America, 6.20%, 3/28/17	35,000	35
WM Wrigley, 4.65%, 7/15/15	20,000	19
WPD Holdings, 6.875%, 12/15/07 (3)	25,000	25
Wyeth, 5.95%, 4/1/37	50,000	49
Xstrata Finance Canada, 5.50%, 11/16/11 (3)	25,000	25
XTO Energy, 5.65%, 4/1/16	30,000	30
Total Corporate Bonds (Cost $11,122)		11,128

ASSET-BACKED SECURITIES 1.1%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	125,000	127
Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
5.61%, 6/16/14	250,000	250
BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	13,489	13
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	70,000	70
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (3)	250,000	251
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (3)	35,000	35
Capital One Multi-Asset Executive Trust
Series 2007, Class C2, VR
5.32%, 11/17/14	250,000	250
Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	8,776	9

CNH Equipment Trust
Series 2007-A, Class B
5.08%, 6/16/14	75,000	75

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	75,000	80

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	65,000	65

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (3)	100,000	99

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 6/25/14	85,000	85

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (3)	144,016	146

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (3)	59,328	60

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	110,000	115

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	100,000	108

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	100,000	102

Triad Auto Receivables Owner Trust
Series 2006-B, Class A4
5.52%, 11/12/12	125,000	127

Total Asset-Backed Securities (Cost $2,058)		2,067
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.6%

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	100,000	98

Bank of America Mortgage Securities
Series 2004-1, Class 3A2, CMO, VR
4.91%, 10/25/34	31,017	31

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, VR
4.107%, 2/25/34	43,593	43

Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, VR
4.198%, 5/25/34	37,459	37

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, VR
4.751%, 9/25/34	28,295	28

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, VR
5.093%, 11/25/35	117,086	116

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, VR
5.269%, 11/25/35	59,758	59

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 4/12/41	155,947	153

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	149,404	149

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	90,000	86

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	100,000	98

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	73,218	72
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	103,618	103

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	250,000	258

Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class A4, CMO
5.594%, 9/11/41	250,000	254

Bear Stearns Commerical Mortgage Securities
Series 2007-PW15, Class AAB, CMO
5.315%, 2/11/44	150,000	150

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-C1, Class AJ, CMO, VR
5.226%, 7/15/44	100,000	99

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.226%, 7/15/44	80,000	80

Citigroup/Deutsche Bank Commercial Mortgage
Series 2006-CD3, Class A5, CMO
5.617%, 10/15/48	275,000	281

Citigroup/Deutsche Bank Commercial Mortgage
Series 2007-CD4, Class ASB, CMO
5.278%, 12/11/49	175,000	175

Commercial Mortgage PTC
Series 2005-LP5, Class A1, CMO
4.235%, 5/10/43	8,092	8

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	175,000	177

Credit Suisse Mortgage Capital Certification
Series 2007-C1, Class A3, CMO
5.383%, 2/15/40	275,000	275

CS First Boston Mortgage Securities Corp.
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	200,000	194

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	74,844	78
GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	100,000	105

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	103,937	104

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	11,501	11

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO, VR
4.619%, 8/10/42	35,000	34

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4, CMO
5.444%, 1/10/17	125,000	126

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	235,000	230

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO
6.244%, 4/15/35	61,024	62

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	99,064	102

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	165,000	162

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.354%, 12/15/44	150,000	148

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
5.481%, 12/12/44	225,000	227

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	147,585	145

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	275,000	266
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 5/15/29	125,000	124

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	250,000	242

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	175,000	173

Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3, CMO, VR
5.172%, 12/12/49	200,000	197

Morgan Stanley Capital I
Series 2007-T25, Class A3, CMO
5.514%, 11/12/49	150,000	154

Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO, VR
5.572%, 10/15/48	275,000	280

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.545%, 3/25/35	55,457	55

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, VR
6.035%, 9/25/36	222,527	225

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, VR
5.687%, 10/25/36	214,384	215

Wells Fargo Mortgage-Backed Securities Trust
Series 2003-O, Class 5A1, CMO, VR
4.798%, 1/25/34	96,324	95
Total Non-U.S. Government Mortgage-Backed Securities (Cost $6,620)		6,584

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 10.0%

U.S. Government Agency Obligations 9.5% (4)
Federal Home Loan Mortgage
4.50%, 11/1/18 - 4/1/35	660,494	629
5.00%, 12/1/08 - 9/1/35	580,493	566
5.50%, 3/1/18 - 12/1/33	449,400	451
6.00%, 10/1/16 - 3/1/33	429,673	435
6.50%, 3/1/32 - 4/1/32	86,447	89
7.00%, 6/1/32	12,858	13
Federal Home Loan Mortgage, ARM
4.532%, 9/1/32	11,661	12
4.576%, 9/1/35	92,612	91
4.715%, 8/1/35	69,118	68
5.061%, 11/1/35	49,064	49
5.079%, 3/1/36	91,984	91
5.142%, 1/1/36	267,297	268
5.37%, 2/1/37	299,486	299
5.428%, 1/1/36	25,117	25
5.44%, 2/1/37	172,794	173
5.48%, 2/1/37	224,924	226
5.943%, 2/1/37	264,246	267
6.00%, 12/1/36	221,979	224
6.02%, 11/1/36	147,198	149
6.067%, 10/1/36	211,285	213
6.081%, 1/1/37	66,002	67
6.133%, 10/1/36	167,387	170
6.22%, 8/1/36	239,485	244
Federal Home Loan Mortgage, CMO
5.50%, 8/15/16 - 4/15/28	357,418	360
6.50%, 8/15/30	189,388	194
Federal Home Loan Mortgage, CMO, IO
4.50%, 7/15/11 - 5/15/16	160,128	11
Federal National Mortgage Assn.
4.50%, 5/1/18 - 4/1/35	1,661,950	1,600
5.00%, 11/1/18 - 1/1/37	1,716,038	1,671
5.50%, 1/1/17 - 5/1/36	3,608,525	3,587
6.00%, 4/1/33 - 11/1/34	1,689,658	1,706
6.50%, 5/1/17 - 12/1/36	1,132,224	1,156
7.00%, 4/1/32	6,064	6
Federal National Mortgage Assn., ARM
4.609%, 9/1/35	81,582	80
4.791%, 6/1/35	56,408	56
4.792%, 11/1/35	73,608	74
5.043%, 7/1/35	162,559	162
5.045%, 8/1/36	156,895	156
5.046%, 1/1/37	64,987	65
5.114%, 10/1/35	56,442	56
5.32%, 12/1/35	42,871	43
5.348%, 12/1/35	49,928	50
5.524%, 12/1/35	75,732	76
5.544%, 7/1/36	201,624	203
5.651%, 1/1/36	188,229	189
5.695%, 12/1/35	22,336	22
5.981%, 9/1/36	64,596	65
5.998%, 8/1/36	122,515	125
6.046%, 12/1/36	88,137	89
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	49,337	49
5.00%, 3/25/15	115,041	114
5.50%, 5/25/27	116,025	116
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	13,159	1
6.50%, 2/1/32	16,286	4
Federal National Mortgage Assn., TBA
5.50%, 1/1/34	105,000	104
6.00%, 1/1/21	200,000	203
		17,212
U.S. Government Obligations 0.5%
Government National Mortgage Assn.
4.50%, 2/20/35	29,610	28
5.00%, 7/15/33 - 3/20/34	614,020	599
5.50%, 10/20/32 - 11/15/34	117,076	116
6.00%, 4/15/26 - 2/20/34	77,822	79
6.50%, 3/15/26 - 12/20/33	46,236	48
7.00%, 9/20/27	35,935	37
8.00%, 10/15/25 - 6/15/26	9,495	10
8.50%, 12/15/24	3,292	4
11.50%, 11/15/19	6,758	7
		928
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $18,224)		18,140
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 7.4%
U.S. Government Agency Obligations 1.5% (4)
Federal Home Loan Bank, 5.125%, 8/14/13 (1)	250,000	253
Federal Home Loan Bank, 5.25%, 6/18/14 (1)	150,000	154
Federal Home Loan Bank, 5.60%, 6/28/11	330,000	339
Federal Home Loan Mortgage, 5.00%, 7/15/14	260,000	261
Federal Home Loan Mortgage, 5.125%, 2/27/09	95,000	95
Federal Home Loan Mortgage, 5.125%, 7/15/12 (1)	390,000	395
Federal Home Loan Mortgage, 6.00%, 6/15/11 (1)	300,000	313
Federal National Mortgage Assn., 3.25%, 8/15/08 (1)	160,000	156
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	100,000	98
Federal National Mortgage Assn., 4.375%, 10/15/15	225,000	215
Federal National Mortgage Assn., 4.875%, 12/15/16 (1)	105,000	104
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	240,000	298
		2,681
U.S. Treasury Obligations 5.9%
U.S. Treasury Bonds, 4.50%, 2/15/36 (1)	270,000	255
U.S. Treasury Bonds, 6.25%, 8/15/23 (1)	330,000	379
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26 (1)	270,231	257
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (1)	429,496	425
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16 (1)	435,957	447
U.S. Treasury Inflation-Indexed Notes, 4.25%, 1/15/10 (1)	1,178,920	1,254
U.S. Treasury Notes, 3.375%, 11/15/08 (1)	360,000	352
U.S. Treasury Notes, 3.625%, 6/30/07 (5)	145,000	145
U.S. Treasury Notes, 3.625%, 6/15/10 (1)	665,000	647
U.S. Treasury Notes, 3.875%, 9/15/10 (1)	75,000	73
U.S. Treasury Notes, 4.00%, 11/15/12 (1)	1,025,000	998
U.S. Treasury Notes, 4.25%, 11/15/13 (1)	1,020,000	1,001
U.S. Treasury Notes, 4.375%, 11/15/08 (1)	225,000	224
U.S. Treasury Notes, 4.875%, 8/31/08 (1)	425,000	425
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	3,060,000	3,107
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	545,000	555
U.S. Treasury Notes, 5.75%, 8/15/10 (1)	230,000	239
		10,783

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $13,331)		13,464
FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 1.1%
Asian Development Bank, 6.25%, 6/15/11 (AUD)	295,000	238
Bundesobligation, 3.25%, 4/9/10 (EUR)	440,000	576
European Investment Bank, 5.75%, 9/15/09 (AUD)	100,000	80
Government of Canada, 5.25%, 6/1/12 (CAD)	635,000	582
Inter-American Development Bank, 5.75%, 6/15/11 (AUD)	65,000	52
Pemex Project Funding Master Trust, 5.75%, 12/15/15	60,000	60
Pemex Project Funding Master Trust, VR, 6.655%, 6/15/10 (3)	45,000	46
Republic of Italy, 5.25%, 9/20/16	110,000	111
Republic of South Africa, 6.50%, 6/2/14	95,000	101
Swedish Export Credit, 5.125%, 3/1/17	100,000	100
United Mexican States, 6.375%, 1/16/13	55,000	58
Total Foreign Government Obligations & Municipalities (Cost $1,828)		2,004
MUNICIPAL SECURITIES 0.1%
California 0.0%
California, GO, 5.25%, 4/1/34	20,000	21
Total California		21
Kansas 0.0%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (6)	30,000	30
Total Kansas		30
New York 0.1%
New York City Housing Dev. Corp., 6.42%, 11/1/27	35,000	37
Total New York		37
Oregon 0.0%
Oregon, Taxable Pension, 5.892%, 6/1/27	15,000	16
Total Oregon		16
Total Municipal Securities (Cost $100)		104
BOND MUTUAL FUNDS 3.3%
T. Rowe Price Institutional High Yield Fund, 7.13% (7)	568,312	5,899
Total Bond Mutual Funds (Cost $5,886)		5,899
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 4.0%
T. Rowe Price Reserve Investment Fund, 5.37% (8)(9)	7,163,530	7,164
Total Short-Term Investments (Cost $7,164)		7,164
SECURITIES LENDING COLLATERAL 8.2%
Money Market Pooled Account 2.0%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.34% (8)	3,535,444	3,535
		3,535
Money Market Trust 6.2%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.26% (8)	11,311,928	11,312
		11,312
Total Securities Lending Collateral (Cost $14,847)		14,847
Total Investments in Securities
108.0% of Net Assets (Cost $163,301)		$195,559

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at March 31, 2007 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,845 and represents 1.0% of net assets.
(4)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2007.
(6)	Insured by Financial Security Assurance Inc.
(7)	SEC Yield
(8)	Seven-day yield
(9)	Affiliated company - see Note 4
ADR	American Depository Receipts
ADS	American Depository Shares
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GO	General Obligation
HKD	Hong Kong Dollar
INR	Indian Rupee
IO	Interest Only security for which the fund receives interest on notional principal(par)
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $307 (0.2% of net assets)
at period end; see Note 2
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end

SWAPS 0.0%

Credit Default Swaps 0.0%

Citigroup, Protection Sold (Relevant Credit: Residential Capital
Corp., 6.375%, 6/30/10) Receive 2.00%, Pay upon credit
default, 6/20/12	24,000	-

Goldman Sachs, Protection Bought (Relevant Credit: Kaupthing
Bank, Float, 12/1/09) Pay 0.37%, Receive upon credit default
3/20/12	(100,000)	-

Goldman Sachs, Protection Bought (Relevant Credit: Mack Cali
Realty, 7.75%, 2/15/11) Pay 0.37%, Receive upon credit
default, 3/20/12	(43,000)	-

Goldman Sachs, Protection Bought (Relevant Credit: Mack Cali
Realty, 7.75%, 2/15/11) Pay 0.35%, Receive upon credit
default, 3/20/12	(43,000)	-

Goldman Sachs, Protection Sold (Relevant Credit: Financial
Guaranty Insurance Co., 6.00%, 1/15/34) Receive 0.16%, Pay
upon credit default, 6/20/12	31,000	-

Goldman Sachs, Protection Sold (Relevant Credit: FSA Global
Funding, 6.11%, 6/29/15) Receive 0.17%, Pay upon credit
default, 6/20/12	31,000	-

Goldman Sachs, Protection Sold (Relevant Credit: Residential
Capital Corp., 6.375%, 6/30/10) Receive 1.41%, Pay upon
credit default, 3/20/12	40,000	(1)

JPMorgan Chase, Protection Bought (Relevant Credit:
Renaissance Re Holdings, 5.875%, 2/15/13) Pay 0.35%
Receive upon credit default, 6/20/12	(16,000)	-

JPMorgan Chase, Protection Sold (Relevant Credit: Telecom
Italia, 5.375%, 1/29/19) Receive 0.47%, Pay upon credit
default, 6/20/12	60,000	-

JPMorgan Chase, Protection Bought (Relevant Credit: Arch
Capital Group Ltd., 7.35% 5/1/34) Pay 0.44%, Receive upon
credit default, 6/20/12	(16,000)	-

JPMorgan Chase, Protection Bought (Relevant Credit: Axis
Capital Holding Ltd., 5.75% 12/1/14) Pay 0.46%, Receive upon
credit default, 6/20/12	(22,000)	-

JPMorgan Chase, Protection Bought (Relevant Credit: Endurance
Specialty Holding, 6.15%, 10/15/15) Pay 0.50%, Receive upon
credit default, 6/20/12	(16,000)	-
Goldman Sachs, Protection Bought (Relevant Credit: Kaupthing
Bank, Float, 12/1/09) Pay 0.37%, Receive upon credit default
3/20/12	(100,000)	-

JPMorgan Chase, Protection Sold (Relevant Credit: AMBAC
Financial Group, 9.375%, 8/1/11) Receive 0.29%, Pay upon
credit default, 6/20/12	31,000	-

JPMorgan Chase, Protection Sold (Relevant Credit: MBIA Inc.
6.625% 10/1/28) Receive 0.48%, Pay upon credit default,
6/20/12	22,000	-

JPMorgan Chase, Protection Sold (Relevant Credit: Residential
Capital Corp., 6.375% 6/30/10) Receive 1.78%, Pay upon
credit default, 3/20/12	16,000	-

Morgan Stanley, Protection Bought (Relevant Credit: Portugal
Telecom, 3.75% 3/26/12) Pay 0.53%, Receive upon credit
default, 6/20/12	(60,000)	-

Morgan Stanley, Protection Sold (Relevant Credit: Merrill Lynch
6.00% 2/17/09) Receive 0.32%, Pay upon credit default
3/20/12	100,000	-

Morgan Stanley, Protection Sold (Relevant Credit: Residential
Capital Corp., 6.375% 6/30/10) Receive 2.00%, Pay upon
credit default, 3/20/12	16,000	-

Total Swaps (Premium Paid/Received $-)		(1)

Open Futures Contracts at March 31, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 2 U.S. Treasury 30 Year Bond
contracts, $5 par of 3.625% U.S.
Treasury Notes pledged as initial margin	6/07	(223)	2
Long, 3 U.S. Treasury 10 Year Bond
contracts, $5 par of 3.625% U.S.
Treasury Notes pledged as initial margin	6/07	324	0
Net payments (receipts) of variation
margin to date			(2)
Variation margin receivable (payable)
on open futures contracts			$0

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Balanced Portfolio
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2007, the value of loaned securities was $14,235,000; aggregate collateral consisted of $14,847,000 in money market pooled accounts.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $163,301,000. Net unrealized gain aggregated $32,262,000 at period-end, of which $34,533,000 related to appreciated investments and $2,271,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $77,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $7,164,000 and $7,080,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Balanced Portfolio does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the three months ended March 31, 2007, purchases and sales of the High Yield Fund were $110,000 and $103,000, respectively. Investment income during the period was $113,000. At March 31, 2007, and December 31, 2006, the value of shares of High Yield Fund held were $5,899,000 and $5,821,000, respectively.

For the period ended March 31, 2007, total realized loss on all affiliated companies was $3,000.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 96.3%
CONSUMER DISCRETIONARY 16.6%
Diversified Consumer Services 0.5%
Laureate (1)	38,000	2,241
		2,241
Hotels, Restaurants & Leisure 3.9%
Chipotle Mexican Grill, Class B (1)	24,000	1,378
Gaylord Entertainment (1)	21,000	1,110
International Game Technology	102,000	4,119
Panera Bread, Class A (1)	13,000	768
PF Chang's China Bistro (1)	31,000	1,298
Pinnacle Entertainment (1)	43,000	1,250
The Cheesecake Factory (1)	68,000	1,812
Tim Hortons	62,000	1,886
Wynn Resorts	18,000	1,707
		15,328
Household Durables 1.3%
Garmin	15,000	812
Harman International	44,000	4,228
		5,040
Internet & Catalog Retail 1.2%
Amazon.com (1)	121,000	4,815
		4,815
Media 4.7%
Catalina Marketing	88,000	2,779
Clear Channel Outdoor, Class A (1)	72,000	1,894
Discovery Holding, Series A (1)	146,000	2,793
DreamWorks Animation, Class A (1)	55,000	1,682
EchoStar Communications, Class A (1)	24,600	1,069
Lamar Advertising	94,000	5,919
XM Satellite Radio Holdings, Class A (1)	208,000	2,687
		18,823
Specialty Retail 5.0%
Advance Auto Parts	70,000	2,699
Bed Bath & Beyond (1)	78,000	3,133
Best Buy	45,000	2,192
CarMax (1)	104,000	2,552
O'Reilly Automotive (1)	91,000	3,012
PETsMART	134,000	4,417
Williams-Sonoma	50,000	1,773
		19,778
Total Consumer Discretionary		66,025
CONSUMER STAPLES 1.1%
Beverages 0.4%
Cott (1)	100,000	1,338
		1,338
Food & Staples Retailing 0.7%
Shoppers Drug Mart (CAD)	45,000	1,997
Whole Foods Market	19,000	852
		2,849
Total Consumer Staples		4,187
ENERGY 10.1%
Energy Equipment & Services 4.7%
BJ Services	160,000	4,464
Cameron International (1)	49,000	3,077
FMC Technologies (1)	54,000	3,767
Smith International	116,000	5,574
TETRA Technologies (1)	71,000	1,754
		18,636
Oil, Gas & Consumable Fuels 5.4%
CNX Gas (1)	66,000	1,870
CONSOL Energy	117,000	4,578
EOG Resources	76,000	5,422
Foundation Coal Holdings	38,000	1,305
Murphy Oil	52,000	2,777
XTO Energy	102,000	5,590
		21,542
Total Energy		40,178
FINANCIALS 5.0%
Capital Markets 2.5%
E*TRADE Financial (1)	130,000	2,759
Eaton Vance	96,000	3,421
Legg Mason	12,000	1,131
Nuveen Investments	54,000	2,554
		9,865
Commercial Banks 0.2%
SVB Financial Group (1)	15,000	729
		729
Diversified Financial Services 0.5%
IntercontinentalExchange (1)	16,000	1,955
		1,955
Insurance 1.8%
Assurant	52,000	2,789
Axis Capital Holdings	83,000	2,810
Principal Financial Group	31,000	1,856
		7,455
Total Financials		20,004
HEALTH CARE 16.7%
Biotechnology 5.3%
Alkermes (1)	93,000	1,436
Amylin Pharmaceuticals (1)	35,000	1,308
Cephalon (1)	77,000	5,483
Gilead Sciences (1)	19,000	1,453
Human Genome Sciences (1)	86,000	913
Medarex (1)	38,000	492
MedImmune (1)	152,000	5,531
OSI Pharmaceuticals (1)	31,000	1,023
PDL Biopharma (1)	56,000	1,215
Theravance (1)	38,000	1,121
Vertex Pharmaceuticals (1)	42,000	1,178
		21,153
Health Care Equipment & Supplies 2.4%
C R Bard	24,000	1,908
Edwards Lifesciences (1)	77,000	3,904
Gen-Probe (1)	38,000	1,789
ResMed (1)	26,000	1,310
St. Jude Medical (1)	9,500	357
		9,268
Health Care Providers & Services 5.1%
Community Health System (1)	73,000	2,573
Coventry Health Care (1)	25,000	1,401
DaVita (1)	23,000	1,227
Express Scripts (1)	19,000	1,534
Health Management	105,000	1,141
Health Net (1)	50,000	2,691
Humana (1)	13,000	754
Manor Care	98,000	5,327
Omnicare	84,000	3,341
		19,989
Life Sciences Tools & Services 0.7%
Illumina (1)	36,000	1,055
Qiagen NV (1)	38,000	653
Thermo Fisher Scientific (1)	26,000	1,215
		2,923
Pharmaceuticals 3.2%
Barr Pharmaceuticals (1)	71,000	3,291
Elan, ADR (1)	196,000	2,605
Medicis Pharmaceutical, Class A	35,000	1,079
Mylan Laboratories	65,000	1,374
Sepracor (1)	52,000	2,425
Valeant Pharmaceuticals	115,000	1,988
		12,762
Total Health Care		66,095
INDUSTRIALS & BUSINESS SERVICES 14.7%
Aerospace & Defense 2.5%
Alliant Techsystems (1)	38,000	3,341
Rockwell Collins	95,000	6,358
		9,699
Air Freight & Logistics 0.6%
UTi Worldwide	103,000	2,532
		2,532
Airlines 0.9%
Southwest Airlines	250,000	3,675
		3,675
Building Products 0.8%
American Standard	61,000	3,234
		3,234
Commercial Services & Supplies 3.1%
ChoicePoint (1)	70,000	2,620
IHS (1)	33,000	1,357
Manpower	71,000	5,238
Resources Global Professionals (1)	22,000	704
Robert Half International	46,000	1,702
Saic (1)	42,000	727
		12,348
Construction & Engineering 0.2%
Quanta Services (1)	25,000	631
		631
Electrical Equipment 1.3%
AMETEK	148,000	5,112
		5,112
Industrial Conglomerates 1.8%
Roper Industries	133,000	7,299
		7,299
Machinery 2.2%
Danaher	26,000	1,858
ITT	48,000	2,895
Oshkosh Truck	72,000	3,816
		8,569
Trading Companies & Distributors 1.3%
Fastenal	61,000	2,138
MSC Industrial Direct	13,000	607
United Rentals (1)	89,000	2,447
		5,192
Total Industrials & Business Services		58,291
INFORMATION TECHNOLOGY 25.8%
Communications Equipment 3.0%
ADTRAN	50,000	1,218
Ciena (1)	52,000	1,453
Comverse Technology (1)	51,000	1,089
Harris	77,000	3,923
Juniper Networks (1)	217,000	4,271
		11,954
Computers & Peripherals 0.9%
Avid Technology (1)	58,000	2,023
Seagate Technology	61,000	1,421
		3,444
Electronic Equipment & Instruments 3.3%
Cogent (1)	83,000	1,116
Dolby Laboratories, Class A (1)	57,000	1,967
First Solar (1)	32,000	1,664
Flextronics (1)	158,000	1,729
FLIR Systems (1)	90,000	3,210
Jabil Circuit	90,000	1,927
Sunpower (1)	31,000	1,411
		13,024
Internet Software & Services 3.5%
aQuantive (1)	98,000	2,735
CNET Networks (1)	220,000	1,916
Monster Worldwide (1)	91,000	4,311
VeriSign (1)	194,000	4,873
		13,835
IT Services 4.4%
CACI International, Class A (1)	39,000	1,828
Checkfree (1)	76,000	2,819
DST Systems (1)	76,000	5,715
Global Payments	73,000	2,486
Iron Mountain (1)	117,000	3,057
Moneygram International	65,000	1,805
		17,710
Semiconductor & Semiconductor Equipment 6.1%
Altera (1)	116,000	2,319
Fairchild Semiconductor, Class A (1)	76,000	1,271
Intersil Holding, Class A	129,000	3,417
Marvell Technology Group (1)	205,000	3,446
Microchip Technology	79,000	2,807
ON Semiconductor (1)	200,000	1,784
PMC-Sierra (1)	259,000	1,815
Spansion, Class A (1)	68,000	829
Teradyne (1)	205,000	3,391
Xilinx	123,000	3,165
		24,244
Software 4.6%
Adobe Systems (1)	32,000	1,334
Amdocs (1)	109,000	3,976
Autodesk (1)	52,000	1,955
Intuit (1)	53,000	1,450
Jack Henry & Associates	79,000	1,900
McAfee (1)	59,000	1,716
NAVTEQ (1)	78,000	2,691
Red Hat (1)	104,000	2,385
Salesforce.com (1)	18,000	771
		18,178

Total Information Technology		102,389

MATERIALS 0.7%

Metals & Mining 0.7%
Agnico-Eagle Mines	27,000	956
Teck Cominco, Class B	26,000	1,810
Total Materials		2,766
TELECOMMUNICATION SERVICES 5.6%
Diversified Telecommunication Services 0.6%
Time Warner Telecom, Class A (1)	117,000	2,430
		2,430
Wireless Telecommunication Services 5.0%
American Tower Systems, Class A (1)	123,000	4,791
Crown Castle International (1)	160,000	5,141
Leap Wireless (1)	50,000	3,299
Rogers Communications, Class B	160,000	5,241
SBA Communications (1)	38,000	1,123
		19,595
Total Telecommunication Services		22,025

Total Common Stocks (Cost $273,473)		381,960
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price Government Reserve Investment Fund, 5.26% (2)(3)	14,472,283	14,472
Total Short-Term Investments (Cost $14,472)		14,472

Total Investments in Securities
100.0% of Net Assets (Cost $287,945)		$396,432

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Company - See Note 3
ADR	American Depository Receipts
CAD	Canadian Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $287,945,000. Net unrealized gain aggregated $108,487,000 at period-end, of which $119,539,000 related to appreciated investments and $11,052,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $166,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $14,472,000 and $11,985,000, respectively.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 100.2%
BIOTECHNOLOGY 35.5%

Major Biotechnology 24.7%
Alkermes (1)	12,370	191
Amgen (1) (3)	6,730	376
Array BioPharma (1)	2,600	33
Biogen Idec (1)	1,208	54
Celgene (1)(3)	3,500	184
Cephalon (1)(3)	8,230	586
CV Therapeutics (1)	3,300	26
Genentech (1)(3)	6,120	503
Genzyme (1)	400	24
Gilead Sciences (1)(3)	12,520	958
Human Genome Sciences (1)	4,080	43
ImClone Systems (1)	2,020	82
Martek Biosciences (1)	2,700	56
Medicines Company (1)(3)	9,100	228
MedImmune (1)(3)	4,210	153
Neurocrine Biosciences (1)	4,561	57
OSI Pharmaceuticals (1)(3)	7,846	259
PDL Biopharma (1)	7,000	152
Pharmaceutical Holdings Trust	200	15
Sepracor (1)(3)	5,700	266
Trimeris (1)	4,200	29
United Therapeutics (1)	400	21
Vertex Pharmaceuticals (1)(3)	5,700	160
		4,456
Other Biotechnology 10.8%
Acadia Pharmaceuticals (1)	3,700	56
Advanced Life Sciences Holdings (1)	1,600	5
Alexion Pharmaceutical (1)(3)	7,920	342
Alexza Pharmaceuticals (1)	3,100	40
Altus Pharmaceuticals (1)	1,900	29
Amylin Pharmaceuticals (1)(3)	3,490	130
BioCryst Pharmaceuticals (1)	7,000	59
BioMarin Pharmaceutical (1)	2,900	50
Cell Genesys (1)	4,600	19
Combinatorx (1)	4,400	31
Cougar Biotechnology (1)	3,000	54
Cubist Pharmaceuticals (1)	8,100	179
deCode genetics (1)	10,200	37
Encysive Pharmaceuticals (1)	500	1
Exelixis (1)	8,500	84
Favrille (1)	5,600	17
Favrille, Warrants, 3/6/11 (1)(2)	1,015	-
Genmab (DKK) (1)	150	9
Idenix Pharmaceuticals (1)	4,700	34
Incyte (1)	17,200	113
Infinity Pharmaceuticals (1)	3,625	44
InterMune (1)(3)	2,000	49
Mannkind, Warrants, 8/5/10 (1)(2)	900	-
Maxygen (1)	2,500	28
Medarex (1)	2,200	28
Momenta Pharmaceuticals (1)	1,600	21
Myriad Genetics (1)	1,000	34
Nektar Therapeutics (1)	2,500	33
Newron Pharmaceuticals S.p.A. (CHF) (1)	600	30
ONYX Pharmaceuticals (1)	3,500	87
Panacos Pharmaceuticals (1)	1,700	8
Pharmion (1)	900	24
Poniard Pharmaceuticals (1)	3,503	20
Poniard Pharmaceuticals Bridge, Warrants, 1/31/11 (1)(2)	5,999	1
Tercica (1)	8,300	49
Theravance (1)	5,000	148
Transition Therapeutics (CAD) (1)	3,800	5
Trubion Pharmaceuticals (1)	700	14
ViroPharma (1)	1,900	27
		1,939

Total Biotechnology		6,395
LIFE SCIENCES 3.9%

Life Sciences 3.9%
Affymetrix (1)	500	15
Applera - Celera Group (1)	3,100	44
Dade Behring Holdings (3)	2,700	118
Dyadic International, Warrants, 5/30/10 (1)(2)	400	-
Dyadic International (1)	2,900	18
Gen-Probe (1)	2,700	127
Home Diagnostics (1)	2,100	23
Illumina (1)	1,900	56
Immucor (1)(3)	2,750	81
Invitrogen (1)(3)	700	45
OraSure Technologies (1)	800	6
Qiagen NV (1)	5,300	91
Symyx Technologies (1)	4,300	76
Thermo Fisher Scientific (1)	100	5
Total Life Sciences		705
PHARMACEUTICALS 22.6%

International-Pharmaceuticals 0.6%
UCB (EUR)	1,832	107
		107
Major Pharmaceuticals 21.8%
A&D Pharma Holding, GDR (EUR) (1)	5,026	80
Abbott Laboratories	1,400	78
Alcon (3)	1,290	170
Allergan (3)	1,100	122
Astellas Pharma (JPY)	1,400	60
Barr Pharmaceuticals (1)	2,700	125
Basilea Pharmaceutica (CHF) (1)	263	61
Bristol Myers Squibb	900	25
Cadence Pharmaceuticals (1)	1,200	18
Chugai Pharmaceutical (JPY)	6,900	174
Elan, ADR (1)	19,100	254
Eli Lilly	4,900	263
Forest Laboratories (1)	200	10
GlaxoSmithKline (GBP)	2,684	74
GlaxoSmithKline (INR)	2,046	53
Insite Vision (1)	8,600	13
Ipsen (EUR) (1)	2,477	122
Johnson & Johnson	1,480	89
Medicis Pharmaceutical, Class A	900	28
Merck (3)	1,800	80
MGI Pharma (1)	8,500	191
Monsanto (3)	2,620	144
Novartis, ADR	2,700	147
Novo Nordisk, Series B (DKK)	400	37
Pfizer	528	13
Roche Holding (CHF)	2,144	380
Sanofi-Aventis (EUR)	235	20
Sawai Pharmaceutical (JPY)	600	24
Schering-Plough	7,115	182
Shire, ADR (3)	1,900	118
Shire (GBP)	3,182	66
Takeda Chemical Industries (JPY)	600	39
Teva Pharmaceutical, ADR (3)	3,239	121
Towa Pharmaceutical (JPY)	1,700	54
Valeant Pharmaceuticals (3)	7,600	131
Warner Chilcott (1)	1,500	22
Wyeth	5,554	278
Xenoport (1)	2,000	56
		3,922
Specialty Pharmaceuticals 0.2%
Mylan Laboratories	2,000	42
		42

Total Pharmaceuticals		4,071
PRODUCTS & DEVICES 12.3%

Implants 10.8%
Accuray (1)	500	11
Aspect Medical Systems (1)	600	9
Baxter International	3,900	205
Becton, Dickinson	700	54
BioMimetic Therapeutics (1)	1,200	20
BioSphere Medical (1)	4,700	35
Boston Scientific (1)	5,400	79
C R Bard	500	40
Cerus (1)	3,800	26
Cytyc (1)	1,300	44
Edwards Lifesciences (1)	1,700	86
EPIX Pharmaceuticals (1)	4,700	31
Grifols (EUR) (1)	6,225	100
Integra LifeSciences (1)	100	5
Medtronic	2,800	137
Micrus Endovascular (1)	300	7
Nobel Biocare (CHF)	613	224
Phonak Holding (CHF)	463	36
ResMed (1)(3)	3,000	151
Respironics (1)	1,300	55
St. Jude Medical (1)(3)	5,900	222
Stereotaxis (1)	5,892	70
Stryker	1,700	113
Zimmer Holdings (1)(3)	2,230	190
		1,950
Other Products & Devices 1.5%
Conceptus (1)	6,900	138
Stericycle (1)(3)	700	57
Tyco International	2,500	79
		274

Total Products & Devices		2,224

SERVICES 25.9%

Distribution 10.2%
Animal Health International (1)	700	8
Cardinal Health	1,800	131
CVS/Caremark (3)	13,858	473
Express Scripts (1)(3)	2,100	170
HealthExtras (1)	4,700	135
Henry Schein (1)	2,700	149
McKesson	3,700	217
Medco Health Solutions (1)(3)	2,400	174
Omnicare (3)	6,500	258
Profarma Distribuidora (BRL) (1)	4,200	69
Walgreen	1,000	46
		1,830
Information 0.7%
Allscripts Healthcare (1)	500	13
Cerner (1)	1,900	104
WebMD Health (1)	100	5
		122
Other Services 1.2%
Laboratory Corporation of America (1)	2,500	182
Matria Healthcare (1)	1,000	26
Nighthawk Radiology (1)	1,000	18
		226
Payors 9.1%
Aetna	5,900	258
Assurant	1,200	64
Centene (1)(3)	4,000	84
CIGNA (3)	1,260	180
Coventry Health Care (1)	1,850	104
Health Net (1)	2,500	135
Humana (1)(3)	2,500	145
UnitedHealth Group (3)	5,900	313
WellPoint (1)	4,420	358
		1,641
Providers 4.7%
Community Health System (1)	1,000	35
DaVita (1)(3)	3,400	181
Fresenius (EUR)	1,748	141
LCA-Vision	1,200	49
LifePoint Hospitals (1)(3)	3,000	115
Manor Care	2,200	120
National Medical Health Card (1)	2,100	32
Sunrise Senior Living (1)	2,500	99
Symbion (1)	2,200	43
Ventas, REIT	700	30
		845

Total Services		4,664

Total Common Stocks (Cost $14,506)		18,059

OPTIONS PURCHASED 0.0%

Atherogenic, Call, 4/21/07 @ $30.00 (1)	900	-
Cephalon, Put, 4/21/07 @ $70.00 (1)	1,000	2
Cephalon, Put, 4/21/07 @ $65.00 (1)	1,700	2
New River Pharmaceuticals, Call, 6/16/07 @ $60.00 (1)	100	-
Vertex Pharmaceuticals, Call, 4/21/07 @ $30.00 (1)	500	1
Total Options Purchased (Cost $9)		5
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Reserve Investment Fund, 5.37% (4)(5)	298,543	299
Total Short-Term Investments (Cost $299)		299
Total Investments in Securities
101.9% of Net Assets (Cost $14,814)		$18,363

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Restricted security
(3)	All or a portion of this security is pledged to cover written call options at
March 31, 2007.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ADR	American Depository Receipts
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
INR	Indian Rupee
JPY	Japanese Yen
REIT	Real Estate Investment Trust

OPTIONS WRITTEN (1.5)%
Abbott Labs, Put, 1/21/08 @ $55.00 (1)	(700)	(2)
Aetna, Put, 1/19/08 @ $45.00 (1)	(300)	(1)
Alcon, Call, 5/19/07 @ $120.00 (1)	(100)	(1)
Alcon, Call, 5/19/07 @ $115.00 (1)	(500)	(9)
Alcon, Call, 1/19/08 @ $150.00 (1)	(500)	(3)
Alcon, Put, 5/19/07 @ $100.00 (1)	(100)	-
Alcon, Put, 5/19/07 @ $105.00 (1)	(100)	-
Alexion Pharmaceuticals, Call, 1/19/08 @ $55.00 (1)	(500)	(1)
Alexion Pharmaceuticals, Put, 1/19/08 @ $50.00 (1)	(800)	(7)
Alkermes, Put, 8/18/07 @ $15.00 (1)	(500)	(1)
Allergan, Call, 4/21/07 @ $120.00 (1)	(200)	-
Allergan, Call, 7/21/07 @ $120.00 (1)	(200)	(1)
Allergan, Call, 1/19/08 @ $125.00 (1)	(300)	(2)
Allergan, Put, 4/21/07 @ $120.00 (1)	(200)	(2)
Allergan, Put, 7/21/07 @ $120.00 (1)	(500)	(5)
Allergan, Put, 1/19/08 @ $125.00 (1)	(600)	(10)
Amgen, Call, 7/21/07 @ $65.00 (1)	(1,000)	(1)
Amgen, Call, 7/21/07 @ $60.00 (1)	(800)	(2)
Amgen, Call, 10/20/07 @ $65.00 (1)	(1,500)	(3)
Amgen, Call, 1/19/08 @ $65.00 (1)	(800)	(2)
Amgen, Put, 1/19/08 @ $70.00 (1)	(200)	(3)
Amylin Pharmaceuticals, Call, 7/22/07 @ $45.00 (1)	(500)	-
Amylin Pharmaceuticals, Put, 7/21/07 @ $35.00 (1)	(100)	-
Amylin Pharmaceuticals, Put, 7/21/07 @ $40.00 (1)	(100)	-
Amylin Pharmaceuticals, Put, 1/19/08 @ $40.00 (1)	(200)	(1)
Amylin Pharmaceuticals, Put, 1/19/08 @ $45.00 (1)	(200)	(2)
Barr Pharmaceuticals, Put, 11/17/07 @ $55.00 (1)	(200)	(2)
Baxter International, Put, 5/19/07 @ $50.00 (1)	(100)	-
Beckman Coulter, Put, 5/19/07 @ $60.00 (1)	(300)	-
Becton Dickinson, Put, 9/22/07 @ $75.00 (1)	(300)	(1)
Biogen Idec, Put, 1/19/08 @ $50.00 (1)	(300)	(2)
Cardinal Health, Put, 6/16/07 @ $70.00 (1)	(100)	-
Cardinal Health, Put, 1/19/08 @ $70.00 (1)	(100)	-
Cardinal Health, Put, 1/19/08 @ $75.00 (1)	(700)	(3)
Cardinal Health, Put, 1/19/08 @ $80.00 (1)	(1,000)	(8)
Celgene, Call, 5/19/07 @ $60.00 (1)	(300)	-
Celgene, Call, 7/21/07 @ $65.00 (1)	(800)	(1)
Celgene, Put, 4/21/07 @ $45.00 (1)	(300)	-
Celgene, Put, 1/19/08 @ $60.00 (1)	(200)	(2)
Centene, Call, 6/16/07 @ $25.00 (1)	(500)	-
Centene, Put, 9/22/07 @ $30.00 (1)	(300)	(3)
Cephalon, Call, 4/21/07 @ $60.00 (1)	(200)	(2)
Cephalon, Call, 4/21/07 @ $60.00 (1)	(700)	(8)
Cephalon, Put, 1/19/08 @ $75.00 (1)	(500)	(4)
Cerner, Put, 9/22/07 @ $55.00 (1)	(300)	(1)
Cigna, Call, 7/21/07 @ $145.00 (1)	(500)	(3)
Conceptus, Put, 8/18/07 @ $20.00 (1)	(200)	-
Cubist Pharmaceuticals, Put, 1/19/08 @ $20.00 (1)	(500)	(1)
CVS/Caremark, Call, 5/19/07 @ $30.00 (1)	(1,900)	(9)
CVS/Caremark, Call, 6/16/07 @ $55.00 (1)	(1,600)	(16)
CVS/Caremark, Put, 5/19/07 @ $32.50 (1)	(400)	-
CVS/Caremark, Put, 6/16/07 @ $50.00 (1)	(300)	-
Dade Behring, Call, 8/18/07 @ $45.00 (1)	(200)	(1)
Davita, Call, 7/21/07 @ $60.00 (1)	(300)	-
Davita, Call, 7/21/07 @ $60.00 (1)	(400)	-
Elan, Put, 4/21/07 @ $15.00 (1)	(300)	(1)
Elan, Put, 1/19/08 @ $15.00 (1)	(500)	(2)
Eli Lilly & Co., Put, 10/20/07 @ $55.00 (1)	(300)	(1)
Express Scripts, Call, 5/19/07 @ $65.00 (1)	(200)	(3)
Express Scripts, Put, 5/19/07 @ $65.00 (1)	(500)	-
Express Scripts, Put, 5/19/07 @ $70.00 (1)	(300)	-
Express Scripts, Put, 1/19/08 @ $70.00 (1)	(400)	(1)
Express Scripts, Put, 1/19/08 @ $85.00 (1)	(500)	(5)
Gen-Probe, Put, 1/19/08 @ $50.00 (1)	(300)	(2)
Genentech, Call, 5/19/07 @ $85.00 (1)	(700)	(1)
Genentech, Call, 9/22/07 @ $90.00 (1)	(500)	(1)
Genentech, Call, 6/16/07 @ $95.00 (1)	(1,200)	-
Genentech, Call, 9/22/07 @ $100.00 (1)	(400)	-
Genentech, Call, 1/19/08 @ $110.00 (1)	(500)	-
Genentech, Call, 1/19/08 @ $100.00 (1)	(200)	-
Genentech, Put, 1/19/08 @ $80.00 (1)	(100)	-
Gilead Sciences, Call, 5/19/07 @ $80.00 (1)	(500)	(1)
Gilead Sciences, Put, 5/19/07 @ $75.00 (1)	(400)	-
Gilead Sciences, Put, 5/19/07 @ $70.00 (1)	(200)	-
Gilead Sciences, Put, 5/19/07 @ $65.00 (1)	(400)	(1)
Gilead Sciences, Put, 1/19/08 @ $65.00 (1)	(100)	-
Gilead Sciences, Put, 1/19/08 @ $70.00 (1)	(200)	(1)
Gilead Sciences, Put, 1/19/08 @ $80.00 (1)	(300)	(2)
Gilead Sciences, Put, 1/19/08 @ $75.00 (1)	(300)	(2)
Health Net, Put, 4/21/07 @ $50.00 (1)	(200)	-
Henry Schein, Put, 1/19/08 @ $50.00 (1)	(200)	-
Humana, Call, 5/19/07 @ $65.00 (1)	(700)	-
Humana, Call, 5/19/07 @ $60.00 (1)	(500)	(1)
Humana, Put, 5/19/07 @ $60.00 (1)	(500)	(2)
Humana, Put, 1/19/08 @ $60.00 (1)	(500)	(3)
Illumina, Put, 1/19/08 @ $40.00 (1)	(300)	(4)
Imclone, Put, 1/19/08 @ $45.00 (1)	(300)	-
Imclone, Put, 1/19/08 @ $40.00 (1)	(400)	(2)
Imclone, Put, 1/19/08 @ $30.00 (1)	(300)	(2)
Immucor, Call, 6/16/07 @ $35.00 (1)	(500)	-
Intermune, Call, 1/19/08 @ $35.00 (1)	(500)	(1)
Intermune, Put, 1/19/08 @ $35.00 (1)	(400)	(4)
Invitrogen, Call, 8/18/07 @ $75.00 (1)	(200)	-
Invitrogen, Put, 8/18/07 @ $70.00 (1)	(200)	(1)
Laboratory Corp. of America, Put, 1/19/08 @ $70.00 (1)	(100)	-
Laboratory Corp. of America, Put, 1/19/08 @ $80.00 (1)	(500)	(4)
Lifepoint Hospitals, Call, 5/19/07 @ $35.00 (1)	(700)	(3)
McKesson, Put, 5/19/07 @ $52.50 (1)	(500)	-
McKesson, Put, 1/19/08 @ $55.00 (1)	(100)	-
Mckesson, Put, 1/19/08 @ $60.00 (1)	(100)	-
Medco Health Solutions, Call, 4/21/07 @ $65.00 (1)	(500)	(4)
Medco Health Solutions, Call, 1/19/08 @ $70.00 (1)	(200)	(2)
Medco Health Solutions, Put, 1/19/08 @ $55.00 (1)	(300)	-
Medicines, Call, 7/21/07 @ $35.00 (1)	(1,000)	-
Medicines, Call, 7/21/07 @ $25.00 (1)	(1,400)	(3)
Medimmune, Call, 6/17/07 @ $32.50 (1)	(1,200)	(6)
Medimmune, Call, 6/17/07 @ $30.00 (1)	(700)	(5)
Medimmune, Put, 1/19/08 @ $35.00 (1)	(400)	(1)
Medtronic, Put, 1/19/08 @ $55.00 (1)	(800)	(5)
Merck & Co., Call, 7/21/07 @ $47.50 (1)	(200)	-
Merck & Co., Put, 4/21/07 @ $45.00 (1)	(200)	-
Merck & Co., Put, 7/21/07 @ $47.50 (1)	(400)	(2)
Merck & Co., Put, 1/19/08 @ $50.00 (1)	(200)	(1)
Monsanto, Call, 4/21/07 @ $50.00 (1)	(500)	(3)
Monsanto, Put, 7/21/07 @ $50.00 (1)	(100)	-
Monsanto, Put, 7/21/07 @ $55.00 (1)	(200)	(1)
Monsanto, Put, 4/21/07 @ $50.00 (1)	(300)	-
Monsanto, Put, 1/19/08 @ $60.00 (1)	(900)	(7)
Omnicare, Call, 6/16/07 @ $42.50 (1)	(1,000)	(1)
Omnicare, Call, 9/22/07 @ $50.00 (1)	(800)	(1)
Omnicare, Put, 9/22/07 @ $40.00 (1)	(200)	(1)
Onyx Pharmaceuticals, Put, 1/19/08 @ $30.00 (1)	(300)	(2)
OSI Pharmaceuticals, Call, 7/21/07 @ $40.00 (1)	(1,000)	(1)
Pfizer, Put, 6/16/07 @ $27.50 (1)	(500)	(1)
Pfizer, Put, 1/19/08 @ $27.50 (1)	(800)	(2)
ResMed, Call, 4/21/07 @ $45.00 (1)	(500)	(3)
ResMed, Put, 4/21/07 @ $45.00 (1)	(100)	-
ResMed, Put, 10/20/07 @ $50.00 (1)	(100)	-
Schering-Plough, Put, 1/19/08 @ $25.00 (1)	(900)	(1)
Sepracor, Call, 7/21/07 @ $75.00 (1)	(500)	-
Sepracor, Put, 1/19/08 @ $55.00 (1)	(400)	(4)
Shire, Call, 4/21/07 @ $65.00 (1)	(200)	-
Shire, Call, 4/21/07 @ $60.00 (1)	(400)	(1)
Shire, Put, 4/21/07 @ $60.00 (1)	(500)	-
St. Jude Medical, Call, 7/21/07 @ $40.00 (1)	(500)	(1)
St. Jude Medical, Call, 7/21/07 @ $45.00 (1)	(500)	-
St. Jude Medical, Call, 1/19/08 @ $50.00 (1)	(500)	-
St. Jude Medical, Put, 7/21/07 @ $35.00 (1)	(300)	-
St. Jude Medical, Put, 7/21/07 @ $40.00 (1)	(200)	(1)
St. Jude Medical, Put, 1/19/08 @ $40.00 (1)	(300)	(1)
Stericycle, Call, 5/19/07 @ $85.00 (1)	(500)	(1)
Stryker, Put, 1/19/08 @ $65.00 (1)	(500)	(2)
Teva Pharmaceutical, Call, 1/19/08 @ $45.00 (1)	(700)	(1)
Teva Pharmaceutical, Put, 6/16/07 @ $32.50 (1)	(300)	-
Teva Pharmaceutical, Put, 1/19/08 @ $35.00 (1)	(300)	(1)
Teva Pharmaceutical, Put, 1/19/08 @ $40.00 (1)	(100)	-
Triad Hospitals, Put, 5/19/07 @ $45.00 (1)	(200)	-
UnitedHealth Group, Call, 1/19/08 @ $65.00 (1)	(1,000)	(2)
UnitedHealth Group, Put, 1/19/08 @ $60.00 (1)	(300)	(2)
Valeant Pharmaceuticals, Call, 9/22/07 @ $17.50 (1)	(1,000)	(1)
Vertex Pharmaceuticals, Call, 7/21/07 @ $45.00 (1)	(700)	-
Vertex Pharmaceuticals, Call, 7/21/07 @ $40.00 (1)	(900)	(1)
Vertex Pharmaceuticals, Put, 7/21/07 @ $35.00 (1)	(300)	(2)
Vertex Pharmaceuticals, Put, 7/21/07 @ $30.00 (1)	(300)	(2)
Vertex Pharmaceuticals, Put, 1/19/08 @ $30.00 (1)	(200)	(2)
Vertex Pharmaceuticals, Put, 1/19/08 @ $35.00 (1)	(200)	(1)
Walgreen, Put, 4/21/07 @ $45.00 (1)	(400)	-
Walgreen, Put, 1/19/08 @ $50.00 (1)	(100)	(1)
WellPoint, Put, 6/16/07 @ $80.00 (1)	(300)	(1)
Wellpoint, Put, 1/19/08 @ $80.00 (1)	(300)	(1)
Wellpoint, Put, 1/19/08 @ $90.00 (1)	(100)	(1)
Zimmer Holdings, Call, 6/16/07 @ $85.00 (1)	(200)	(1)
Zimmer Holdings, Call, 1/19/08 @ $85.00 (1)	(500)	(4)
Zimmer Holdings, Put, 1/19/08 @ $90.00 (1)	(300)	(2)
Total Options Written (Cost $(298))		(267)

(2) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $1 and represents 0.0% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Dyadic International, Warrants, 5/30/10	12/1/06	$-
Favrille, Warrants, 3/6/11	3/10/06	-
Mankind, Warrants, 8/5/10	8/5/05	-
Poniard Pharmaceuticals Bridge, Warrants, 1/31/11	3/06-4/26/06	-
-
Totals		$-

The fund has registration rights for certain restricted securities held as of March 31, 2007.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Health Sciences Portfolio
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Options

The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on or until a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $14,814,000. Net unrealized gain aggregated $3,581,000 at period-end, of which $4,028,000 related to appreciated investments and $447,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $3,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $299,000 and $236,000, respectively.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO
Unaudited		March 31, 2007
Portfolio of Investments †	Shares/$Par	Value
(Cost and value in $000s)

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 10.2%
Auto Components 0.2%
Cooper Tire	40	1
Goodyear Tire & Rubber (1)	270	8
Johnson Controls	280	27
		36
Automobiles 0.4%
Ford Motor	2,410	19
GM	680	21
Harley-Davidson	370	22
		62
Distributors 0.1%
Genuine Parts	170	8
		8
Diversified Consumer Services 0.1%
Apollo Group, Class A (1)	200	9
H&R Block	460	9
		18
Hotels, Restaurants & Leisure 1.6%
Carnival	620	29
Darden Restaurants	175	7
Harrah's Entertainment	260	22
Hilton	440	16
International Game Technology	380	15
Marriott, Class A	440	22
McDonald's	1,540	69
Starbucks (1)	980	31
Starwood Hotels & Resorts Worldwide	290	19
Wendy's	150	5
Wyndham Worldwide (1)	238	8
Yum! Brands	380	22
		265
Household Durables 0.5%
Black & Decker	100	8
Centex	170	7
D. R. Horton	400	9
Fortune Brands	180	14
Harman International	100	10
KB Home	140	6
Leggett & Platt	180	4
Lennar, Class A	200	8
Newell Rubbermaid	360	11
Pulte	220	6
Snap-On	40	2
Stanley Works	50	3
Whirlpool	46	4
		92
Internet & Catalog Retail 0.1%
Amazon.com (1)	380	15
		15
Leisure Equipment & Products 0.2%
Brunswick	140	4
Eastman Kodak	400	9
Hasbro	230	7
Mattel	490	13
		33
Media 3.4%
CBS, Class B	975	30
Clear Channel Communications	600	21
Comcast, Class A (1)	4,064	106
DIRECTV (1)	1,000	23
Disney	2,680	92
Dow Jones	40	1
Gannett	320	18
Interpublic Group (1)	514	6
McGraw-Hill	420	26
Meredith	30	2
New York Times, Class A	180	4
News Corp, Class A	3,000	69
Omnicom	250	26
Scripps, Class A	100	5
Time Warner	4,925	97
Tribune	240	8
Viacom, Class B (1)	915	38
		572
Multiline Retail 1.2%
Big Lots (1)	140	4
Dillards, Class A	80	3
Dollar General	350	8
Family Dollar Stores	210	6
Federated Department Stores	652	29
J.C. Penney	240	20
Kohl's (1)	470	36
Nordstrom	320	17
Sears Holding (1)	110	20
Target	1,120	66
		209
Specialty Retail 1.9%
Autonation (1)	200	4
AutoZone (1)	50	6
Bed Bath & Beyond (1)	380	15
Best Buy	470	23
Circuit City	200	4
GAP	690	12
Home Depot	2,660	98
Lowes	1,980	62
Office Depot (1)	310	11
OfficeMax	100	5
RadioShack	180	5
Sally Beauty Supply (1)	45	-
Sherwin-Williams	180	12
Staples	915	24
The Limited	480	13
Tiffany	190	9
TJX	530	14
		317
Textiles, Apparel & Luxury Goods 0.5%
Coach (1)	440	22
Jones Apparel Group	150	5
Liz Claiborne	160	7
Nike, Class B	230	24
Polo Ralph Lauren	100	9
V. F.	160	13
		80
Total Consumer Discretionary		1,707
CONSUMER STAPLES 9.3%

Beverages 2.0%
Anheuser-Busch	960	48
Brown-Forman, Class B	60	4
Coca-Cola	2,670	128
Coca-Cola Enterprises	310	6
Constellation Brands, Class A (1)	260	6
Molson Coors Brewing, Class B	80	8
Pepsi Bottling Group	220	7
PepsiCo	2,102	134
		341
Food & Staples Retailing 2.4%
Costco Wholesale	560	30
CVS/Caremark	1,915	65
Kroger	900	26
Safeway	610	22
Supervalu	233	9
Sysco	850	29
Wal-Mart	3,170	149
Walgreen	1,300	60
Whole Foods Market	200	9
		399
Food Products 1.1%
Archer-Daniels-Midland	803	30
Campbell Soup	280	11
ConAgra	650	16
Dean Foods (1)	200	9
General Mills	470	27
Heinz	370	17
Hershey Foods	200	11
Kellogg	380	20
McCormick	160	6
Sara Lee	960	16
Tyson Foods, Class A	300	6
Wrigley	250	13
		182
Household Products 2.1%
Clorox	170	11
Colgate-Palmolive	620	42
Kimberly-Clark	630	43
Procter & Gamble	4,056	256
		352
Personal Products 0.2%
Alberto-Culver	45	1
Avon	620	23
Estee Lauder, Class A	170	8
		32
Tobacco 1.5%
Altria Group	2,710	238
Reynolds American	220	14
UST	200	11
		263
Total Consumer Staples		1,569
ENERGY 9.8%

Energy Equipment & Services 1.8%
Baker Hughes	370	24
BJ Services	350	10
ENSCO International	200	11
Halliburton	1,300	41
Nabors Industries (1)	430	13
National Oilwell Varco (1)	250	19
Noble Drilling	160	13
Rowan	140	4
Schlumberger	1,560	108
Smith International	200	10
Transocean (1)	360	29
Weatherford International (1)	490	22
		304
Oil, Gas & Consumable Fuels 8.0%
Anadarko Petroleum	560	24
Apache	448	32
Chesapeake Energy	500	15
Chevron	2,790	206
ConocoPhillips	2,170	148
CONSOL Energy	200	8
Devon Energy	600	42
El Paso Corporation	861	13
EOG Resources	340	24
ExxonMobil	7,350	555
Hess	330	18
Kinder Morgan	150	16
Marathon Oil	409	40
Murphy Oil	230	12
Occidental Petroleum	1,100	54
Peabody Energy	300	12
Spectra Energy	770	20
Sunoco	180	13
Valero Energy	770	50
Williams Companies	730	21
XTO Energy	416	23
		1,346
Total Energy		1,650
FINANCIALS 21.0%

Capital Markets 3.6%
Ameriprise Financial	330	19
Bank of New York	1,000	40
Bear Stearns	150	23
Charles Schwab	1,330	24
E*TRADE Financial (1)	510	11
Federated Investors, Class B	160	6
Franklin Resources	210	25
Goldman Sachs	550	114
Janus Capital Group	300	6
Legg Mason	200	19
Lehman Brothers	670	47
Mellon Financial	480	21
Merrill Lynch	1,100	90
Morgan Stanley	1,420	112
Northern Trust	270	16
State Street	460	30
		603
Commercial Banks 4.0%
BB&T	740	30
Comerica	220	13
Commerce Bancorp	200	7
Compass Bancshares	200	14
Fifth Third Bancorp	767	30
First Horizon National	160	7
Huntington Bancshares	320	7
KeyCorp	560	21
M & T Bank	110	13
Marshall & Ilsley	300	14
National City	760	28
PNC Financial Services Group	410	29
Regions Financial	940	33
SunTrust	420	35
Synovus Financial	420	13
U.S. Bancorp	2,267	79
Wachovia	2,450	135
Wells Fargo	4,420	152
Zions Bancorp	140	12
		672
Consumer Finance 0.8%
American Express	1,550	87
Capital One Financial	500	38
SLM Corporation	480	20
		145
Diversified Financial Services 5.4%
Bank of America	5,762	294
Chicago Mercantile Exchange Holdings	50	27
CIT Group	300	16
Citigroup	6,360	326
JPMorgan Chase	4,483	217
Moody's	340	21
		901
Insurance 4.6%
ACE Limited	430	25
AFLAC	610	29
Allstate	770	46
Ambac	150	13
American International Group	3,371	227
Aon	450	17
Chubb	550	28
Cincinnati Financial	227	10
Genworth Financial, Class A	530	18
Hartford Financial Services	400	38
Lincoln National	328	22
Loews	570	26
Marsh & McLennan	670	20
MBIA	165	11
MetLife	960	61
Principal Financial Group	310	19
Progressive Corporation	1,000	22
Prudential Financial	600	54
SAFECO	170	11
The Travelers Companies	878	45
Torchmark	140	9
Unum Group	400	9
XL Capital	230	16
		776
Real Estate Investment Trusts (REITs) 1.2%
Apartment Investment & Management, REIT	150	9
Archstone-Smith Trust, REIT	300	16
Avalonbay Communities, REIT	100	13
Boston Properties, REIT	100	12
Developers Diversified Realty, REIT	100	6
Equity Residential, REIT	390	19
Host Hotels & Resorts, REIT	700	18
Kimco Realty, REIT	260	13
Plum Creek Timber, REIT	240	9
ProLogis, REIT	340	22
Public Storage, REIT	140	13
Simon Property Group, REIT	250	28
Vornado Realty Trust, REIT	200	24
		202
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Class A (1)	200	7
Realogy (1)	297	9
		16
Thrifts & Mortgage Finance 1.3%
Countrywide Financial	748	25
Fannie Mae	1,250	68
Freddie Mac	850	51
Hudson City Bancorp	600	8
MGIC Investment	100	6
Sovereign Bancorp	425	11
Washington Mutual	1,171	47
		216
Total Financials		3,531
HEALTH CARE 11.7%

Biotechnology 1.2%
Amgen (1)	1,483	83
Biogen Idec (1)	393	17
Celgene (1)	500	26
Genzyme (1)	370	22
Gilead Sciences (1)	650	50
MedImmune (1)	270	10
		208
Health Care Equipment & Supplies 1.7%
Bausch & Lomb	70	4
Baxter International	800	42
Becton, Dickinson	330	25
Biomet	340	14
Boston Scientific (1)	1,552	23
C R Bard	140	11
Hospira (1)	219	9
Medtronic	1,490	73
St. Jude Medical (1)	420	16
Stryker	350	23
Varian Medical Systems (1)	200	10
Zimmer Holdings (1)	353	30
		280
Health Care Providers & Services 2.3%
Aetna	690	30
AmerisourceBergen	280	15
Cardinal Health	490	36
CIGNA	150	21
Coventry Health Care (1)	150	8
Express Scripts (1)	200	16
Humana (1)	230	13
Laboratory Corporation of America (1)	200	15
Manor Care	130	7
McKesson	420	25
Medco (1)	325	24
Patterson Companies (1)	200	7
Quest Diagnostics	200	10
Tenet Healthcare (1)	515	3
UnitedHealth Group	1,720	91
WellPoint (1)	820	67
		388
Health Care Technology 0.0%
IMS Health	180	5
		5
Life Sciences Tools & Services 0.3%
Applera	180	6
Millipore (1)	70	5
PerkinElmer	170	4
Thermo Fisher Scientific (1)	550	26
Waters Corporation (1)	140	8
		49
Pharmaceuticals 6.2%
Abbott Laboratories	1,940	108
Allergan	210	23
Barr Pharmaceuticals (1)	150	7
Bristol Myers Squibb	2,540	71
Eli Lilly	1,250	67
Forest Laboratories (1)	360	19
Johnson & Johnson	3,718	224
King Pharmaceuticals (1)	323	6
Merck	2,800	124
Mylan Laboratories	300	6
Pfizer	9,274	234
Schering-Plough	1,940	49
Watson Pharmaceuticals (1)	150	4
Wyeth	1,770	89
		1,031
Total Health Care		1,961
INDUSTRIALS & BUSINESS SERVICES 10.7%

Aerospace & Defense 2.4%
Boeing	990	88
General Dynamics	550	42
Goodrich	170	9
Honeywell International	1,050	48
L-3 Communication	200	17
Lockheed Martin	470	46
Northrop Grumman	384	28
Raytheon	510	27
Rockwell Collins	190	13
United Technologies	1,310	85
		403
Air Freight & Logistics 0.9%
C H Robinson Worldwide	200	10
Fedex	420	45
UPS, Class B	1,420	99
		154
Airlines 0.1%
Southwest Airlines	1,080	16
		16
Building Products 0.2%
American Standard	190	10
Masco	450	12
		22
Commercial Services & Supplies 0.5%
Allied Waste Industries (1)	250	3
Avery Dennison	150	10
Cintas	190	7
Equifax	170	6
Pitney Bowes	220	10
R.R. Donnelley	300	11
Robert Half International	240	9
Waste Management	750	26
		82
Construction & Engineering 0.1%
Fluor	140	13
		13
Electrical Equipment 0.4%
Cooper Industries, Class A	300	14
Emerson Electric	1,020	44
Rockwell Automation	240	14
		72
Industrial Conglomerates 3.8%
3M	910	70
GE	13,370	473
Textron	160	14
Tyco International	2,575	81
		638
Machinery 1.6%
Caterpillar	840	56
Cummins Engine	60	9
Danaher	340	24
Deere	320	35
Dover	290	14
Eaton	200	17
Illinois Tool Works	560	29
Ingersoll-Rand, Class A	350	15
ITT	240	14
PACCAR	340	25
Pall	160	6
Parker Hannifin	170	15
Terex (1)	100	7
		266
Road & Rail 0.7%
Burlington Northern Santa Fe	420	34
CSX	580	23
Norfolk Southern	470	24
Ryder System	80	4
Union Pacific	360	36
		121
Trading Companies & Distributors 0.0%
W. W. Grainger	40	3
		3
Total Industrials & Business Services		1,790
INFORMATION TECHNOLOGY 14.8%

Communications Equipment 2.6%
ADC Telecommunications (1)	162	3
Avaya (1)	620	7
Ciena (1)	101	3
Cisco Systems (1)	7,840	200
Corning (1)	2,060	47
JDS Uniphase (1)	242	4
Juniper Networks (1)	700	14
Motorola	3,090	55
QUALCOMM	2,170	92
Tellabs (1)	610	6
		431
Computers & Peripherals 3.7%
Apple (1)	1,080	100
Dell (1)	2,930	68
EMC (1)	2,860	39
Hewlett-Packard	3,457	139
IBM	1,980	187
Lexmark International (1)	150	9
NCR (1)	270	13
Network Appliance (1)	440	16
QLogic (1)	180	3
Sandisk (1)	300	13
Sun Microsystems (1)	4,500	27
		614
Electronic Equipment & Instruments 0.2%
Agilent Technologies (1)	520	18
Jabil Circuit	250	5
Molex	180	5
Sanmina-SCI (1)	660	2
Solectron (1)	1,060	3
Tektronix	130	4
		37
Internet Software & Services 1.5%
eBay (1)	1,520	50
Google, Class A (1)	280	128
IAC/InterActiveCorp (1)	300	11
Monster Worldwide (1)	170	8
VeriSign (1)	300	8
Yahoo! (1)	1,550	49
		254
IT Services 1.2%
Affiliated Computer Services, Class A (1)	170	10
Automatic Data Processing (1)	690	30
Broadridge Financial (1)	172	3
Cognizant Technology Solutions (1)	200	18
Computer Sciences (1)	260	14
Convergys (1)	200	5
Electronic Data Systems	620	17
Fidelity National Information	200	9
First Data	975	26
Fiserv (1)	250	13
Paychex	470	18
Sabre Holdings, Class A	160	5
Unisys (1)	360	3
Western Union	975	22
		193
Office Electronics 0.1%
Xerox (1)	1,250	21
		21
Semiconductor & Semiconductor Equipment 2.3%
Advanced Micro Devices (1)	660	9
Altera (1)	480	10
Analog Devices	400	14
Applied Materials	1,790	33
Broadcom, Class A (1)	610	20
Intel	7,420	142
KLA-Tencor	290	15
Linear Technology	360	11
LSI Logic (1)	470	5
Maxim Integrated Products	440	13
Micron Technology (1)	950	11
National Semiconductor	370	9
Novellus Systems (1)	160	5
NVIDIA (1)	460	13
PMC-Sierra (1)	290	2
Teradyne (1)	200	3
Texas Instruments	1,950	59
Xilinx	460	12
		386
Software 3.2%
Adobe Systems (1)	740	31
Autodesk (1)	330	12
BMC Software (1)	300	9
CA	540	14
Citrix Systems (1)	270	9
Compuware (1)	470	5
Electronic Arts (1)	430	22
Intuit (1)	400	11
Microsoft	11,220	313
Novell (1)	470	3
Oracle (1)	5,190	94
Symantec (1)	1,173	20
		543
Total Information Technology		2,479
MATERIALS 3.1%

Chemicals 1.6%
Air Products and Chemicals	300	22
Ashland	90	6
Dow Chemical	1,228	56
DuPont	1,150	57
Eastman Chemical	130	8
Ecolab	210	9
Hercules (1)	140	3
International Flavors & Fragrances	130	6
Monsanto	740	41
PPG Industries	190	13
Praxair	440	28
Rohm & Haas	200	10
Sigma Aldrich	160	7
		266
Construction Materials 0.1%
Vulcan Materials	140	16
		16
Containers & Packaging 0.2%
Ball	140	7
Bemis	120	4
Pactiv (1)	160	5
Sealed Air	280	9
Temple-Inland	140	8
		33
Metals & Mining 0.9%
Alcoa	1,100	37
Allegheny Technologies	130	14
Freeport McMoRan Copper Gold, Class B	447	30
Newmont Mining	530	22
Nucor	420	27
USX-U.S. Steel Group	160	16
		146
Paper & Forest Products 0.3%
International Paper	570	21
MeadWestvaco	208	7
Weyerhaeuser	350	26
		54
Total Materials		515
TELECOMMUNICATION SERVICES 3.6%

Diversified Telecommunication Services 3.0%
AT&T	8,051	317
Centurytel	150	7
Citizens Communications	440	7
Embarq	185	10
Qwest Communications International (1)	2,130	19
Verizon Communications	3,740	142
Windstream	613	9
		511
Wireless Telecommunication Services 0.6%
Alltel	500	31
Sprint Nextel	3,713	71
		102
Total Telecommunication Services		613
TRUSTS & MUTUAL FUNDS 0.9%
Trusts & Mutual Funds 0.9%
S&P Depository Receipts Trust	1,035	147
Total Trusts & Mutual Funds		147
UTILITIES 3.6%
Electric Utilities 1.9%
Allegheny Energy (1)	220	11
American Electric Power	520	25
Duke Energy	1,641	33
Edison International	440	22
Entergy	300	31
Exelon	900	62
FirstEnergy	453	30
FPL Group	460	28
Pinnacle West Capital	150	7
PPL	430	18
Progress Energy	320	16
Southern Company	930	34
		317
Gas Utilities 0.1%
NICOR	20	1
Questar	100	9
		10
Independent Power Producers & Energy Traders 0.4%
AES (1)	820	18
Constellation Energy Group	270	23
Dynegy, Class A (1)	492	5
TXU	550	35
		81
Multi-Utilities 1.2%
Ameren	290	15
CenterPoint Energy	350	6
CMS Energy	270	5
Consolidated Edison	300	15
Dominion Resources	480	43
DTE Energy	190	9
Integrys Energy Group	100	6
Keyspan	270	11
NiSource	340	8
PG&E	410	20
Public Service Enterprise	350	29
Sempra Energy	350	21
Teco Energy	290	5
XCEL Energy	450	11
		204
Total Utilities		612

Total Common Stocks (Cost $13,613)		16,574
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.1%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	178,947	179
		179
U.S. Treasury Obligations 0.3%
U.S. Treasury Bills, 4.916%, 6/21/07 (4)	50,000	49
		49
Total Short-Term Investments (Cost $228)		228
Total Investments in Securities
100.1% of Net Assets (Cost $13,841)		$16,802

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 4
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2007.
REIT	Real Estate Investment Trust

Open Futures Contracts at March 31, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 3 S&P 500 E-Mini contracts,
$9 par of 4.916% U.S. Treasury Bills
pledged as initial margin	6/07	$215	$(6)
Net payments (receipts) of variation
margin to date			6
Variation margin receivable (payable)
on open futures contracts			$0

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Index 500 Portfolio
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index®. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $13,841,000. Net unrealized gain aggregated $2,955,000 at period-end, of which $3,175,000 related to appreciated investments and $220,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $8,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $179,000 and $547,000, respectively.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 10.8%
Hotels, Restaurants & Leisure 2.7%
International Game Technology	47,900	1,934
Marriott, Class A	33,800	1,655
McDonald's	6,800	306
MGM Mirage (1)	6,200	431
Wynn Resorts	16,000	1,518
		5,844
Household Durables 1.1%
Fortune Brands	3,300	260
Garmin	2,400	130
Harman International	19,800	1,903
		2,293
Internet & Catalog Retail 1.1%
Amazon.com (1)	56,600	2,252
		2,252
Media 1.3%
Grupo Televisa, ADR	33,600	1,001
Time Warner	33,700	665
Viacom, Class B (1)	27,475	1,129
		2,795
Multiline Retail 2.8%
Kohl's (1)	47,000	3,601
Target	40,570	2,404
		6,005
Specialty Retail 1.2%
Bed Bath & Beyond (1)	25,400	1,021
Best Buy	6,225	303
Home Depot	33,800	1,242
		2,566
Textiles, Apparel & Luxury Goods 0.6%
Coach (1)	17,800	891
Nike, Class B	3,400	361
		1,252
Total Consumer Discretionary		23,007
CONSUMER STAPLES 5.2%
Beverages 0.8%
PepsiCo	25,610	1,628
		1,628
Food & Staples Retailing 2.9%
CVS/Caremark	109,903	3,752
Sysco	24,900	842
Wal-Mart	34,560	1,623
		6,217
Household Products 1.5%
Procter & Gamble	50,785	3,207
		3,207
Total Consumer Staples		11,052
ENERGY 7.3%
Energy Equipment & Services 4.6%
Baker Hughes	31,470	2,081
Schlumberger	66,400	4,588
Smith International	65,200	3,133
		9,802
Oil, Gas & Consumable Fuels 2.7%
EOG Resources	9,300	664
ExxonMobil	34,100	2,573
Murphy Oil	18,500	988
Sunoco	900	63
Total, ADR	21,500	1,500
		5,788

Total Energy		15,590
FINANCIALS 20.7%

Capital Markets 12.2%
Ameriprise Financial	12,696	725
Charles Schwab	103,030	1,884
E*TRADE Financial (1)	80,900	1,717
Fortress Investment Group, Class A	1,600	46
Franklin Resources	28,300	3,420
Goldman Sachs	14,200	2,934
Legg Mason	20,300	1,912
Mellon Financial	28,290	1,220
Merrill Lynch	18,300	1,495
Morgan Stanley	33,100	2,607
Northern Trust	26,500	1,594
State Street	56,600	3,665
UBS (CHF)	45,570	2,713
		25,932
Commercial Banks 0.8%
Wells Fargo	48,280	1,662
		1,662
Consumer Finance 1.9%
American Express	51,480	2,904
SLM Corporation	27,800	1,137
		4,041
Diversified Financial Services 2.5%
Chicago Mercantile Exchange Holdings	2,600	1,384
Citigroup	47,830	2,456
Deutsche Boerse (EUR)	3,523	808
IntercontinentalExchange (1)	5,000	611
		5,259
Insurance 2.8%
American International Group	49,110	3,301
Hartford Financial Services	8,500	812
Prudential Financial	22,100	1,995
		6,108
Thrifts & Mortgage Finance 0.5%
Countrywide Financial	31,200	1,050
		1,050
Total Financials		44,052
HEALTH CARE 18.4%
Biotechnology 4.5%
Amgen (1)	33,100	1,850
Celgene (1)	29,400	1,542
Genentech (1)	35,000	2,874
Gilead Sciences (1)	43,700	3,343
		9,609
Health Care Equipment & Supplies 3.1%
Alcon	3,000	395
Baxter International	6,800	358
Medtronic	52,740	2,587
St. Jude Medical (1)	38,700	1,456
Stryker	28,500	1,890
		6,686
Health Care Providers & Services 6.8%
Aetna	37,800	1,655
Cardinal Health	11,000	802
Express Scripts (1)	18,000	1,453
Humana (1)	13,100	760
Laboratory Corporation of America (1)	5,900	429
Medco (1)	27,200	1,973
UnitedHealth Group	86,500	4,582
WellPoint (1)	33,500	2,717
		14,371
Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific (1)	11,400	533
		533
Pharmaceuticals 3.7%
Allergan	6,700	742
Eli Lilly	11,500	618
Johnson & Johnson	2,200	133
Merck	8,000	353
Novartis (CHF)	28,641	1,565
Roche Holding (CHF)	11,504	2,040
Schering-Plough	9,900	252
Sepracor (1)	17,800	830
Wyeth	25,900	1,296
		7,829

Total Health Care		39,028
INDUSTRIALS & BUSINESS SERVICES 9.1%
Aerospace & Defense 1.2%
General Dynamics	19,200	1,467
Rockwell Collins	10,800	723
United Technologies	4,300	279
		2,469
Air Freight & Logistics 0.5%
Expeditors International of Washington	26,600	1,099
		1,099
Industrial Conglomerates 4.4%
GE	209,970	7,425
Tyco International	62,700	1,978
		9,403
Machinery 3.0%
Danaher	68,100	4,866
Illinois Tool Works	17,200	887
Joy Global	11,700	502
		6,255

Total Industrials & Business Services		19,226
INFORMATION TECHNOLOGY 23.4%
Communications Equipment 5.1%
Cisco Systems (1)	145,750	3,721
Corning (1)	35,300	803
Juniper Networks (1)	91,000	1,791
LM Ericsson (SEK)	304,900	1,122
Nokia, ADR (1)	72,800	1,668
QUALCOMM	40,900	1,745
		10,850
Computers & Peripherals 2.3%
Apple (1)	30,900	2,871
Dell (1)	30,830	716
EMC (1)	73,100	1,012
Hewlett-Packard	7,500	301
		4,900
Internet Software & Services 4.2%
eBay (1)	51,700	1,714
Google, Class A (1)	10,100	4,627
Monster Worldwide (1)	26,700	1,265
Yahoo! (1)	43,400	1,358
		8,964
IT Services 1.3%
Accenture, Class A	2,300	89
Automatic Data Processing (1)	56,200	2,459
Broadridge Financial (1)	4,850	95
Paychex	4,200	159
		2,802
Semiconductor & Semiconductor Equipment 5.1%
Analog Devices	39,400	1,359
Applied Materials	40,000	733
ASML Holding, ADS (1)	30,100	745
Intel	65,000	1,243
Marvell Technology Group (1)	116,200	1,953
Maxim Integrated Products	56,800	1,670
Texas Instruments	44,500	1,340
Xilinx	68,940	1,774
		10,817
Software 5.4%
Adobe Systems (1)	38,400	1,601
Autodesk (1)	33,300	1,252
Electronic Arts (1)	17,900	901
Intuit (1)	22,400	613
Microsoft	189,820	5,290
Oracle (1)	99,200	1,799
		11,456

Total Information Technology		49,789
MATERIALS 0.8%
Chemicals 0.8%
Monsanto	30,500	1,676
Total Materials		1,676
TELECOMMUNICATION SERVICES 3.4%
Wireless Telecommunication Services 3.4%
America Movil, ADR, Series L	49,100	2,347
American Tower Systems, Class A (1)	76,100	2,964
Bharti Airtel (INR) (1)	7,300	130
Rogers Communications, Class B	51,500	1,687
Total Telecommunication Services		7,128
Total Common Stocks (Cost $191,102)		210,548
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	1,515,913	1,516
Total Short-Term Investments (Cost $1,516)		1,516
Total Investments in Securities
99.8% of Net Assets (Cost $192,618)		$212,064

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
ADS	American Depository Shares
CHF	Swiss Franc
EUR	Euro
INR	Indian Rupee
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Portfolio
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $192,618,000. Net unrealized gain aggregated $19,447,000 at period-end, of which $22,692,000 related to appreciated investments and $3,245,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $49,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $1,516,000 and $1,343,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007